UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2024

YieldMax Innovation Option Income Strategy ETF
Ticker: OARK

YieldMax TSLA Option Income Strategy ETF
Ticker: TSLY

YieldMax AAPL Option Income Strategy ETF

Ticker: APLY

YieldMax NVDA Option Income Strategy ETF

Ticker: NVDY

YieldMax AMZN Option Income Strategy ETF

Ticker: AMZY

YieldMax GOOGL Option Income Strategy ETF

Ticker: GOOY

YieldMax META Option Income Strategy ETF

Ticker: FBY

YieldMax NFLX Option Income Strategy ETF

Ticker: NFLY

YieldMax COIN Option Income Strategy ETF

Ticker: CONY

YieldMax DIS Option Income Strategy ETF

Ticker: DISO

YieldMax MSFT Option Income Strategy ETF

Ticker: MSFO

YieldMax XOM Option Income Strategy ETF

Ticker: XOMO

YieldMax JPM Option Income Strategy ETF

Ticker: JPMO

YieldMax AMD Option Income Strategy ETF

Ticker: AMDY

YieldMax PYPL Option Income Strategy ETF

Ticker: PYPY

YieldMax SQ Option Income Strategy ETF

Ticker: SQY

YieldMax MRNA Option Income Strategy ETF

Ticker: MRNY

YieldMax AI Option Income Strategy ETF

Ticker: AIYY

YieldMax Universe Fund of Option Income ETF

Ticker: YMAX

YieldMax Magnificent 7 Fund of Option Income ETF

Ticker: YMAG

YieldMax MSTR Option Income Strategy ETF

Ticker: MSTY

YieldMax Ultra Option Income Strategy ETF

Ticker: ULTY

YieldMax Bitcoin Option Income Strategy ETF

Ticker: YBIT

YieldMax ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

YieldMax ETFs

YIELDMAX INNOVATION OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	58.7%
Cash & Cash Equivalents(a)	56.5
Options Purchased	0.2
Options Written	(15.4)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX TSLA OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	51.3%
Cash & Cash Equivalents(a)	48.4
Options Purchased	6.2
Options Written	(5.9)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX AAPL OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
Cash & Cash Equivalents(a)	50.4%
U.S. Treasury Obligations	50.0
Options Purchased	3.0
Options Written	(3.4)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX NVDA OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	57.0%
Cash & Cash Equivalents(a)	49.3
Options Purchased	2.2
Options Written	(8.5)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

2

YieldMax ETFs

YIELDMAX AMZN OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
Cash & Cash Equivalents(a)	53.4%
U.S. Treasury Obligations	53.1
Options Purchased	3.1
Options Written	(9.6)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX GOOGL OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
Cash & Cash Equivalents(a)	54.5%
U.S. Treasury Obligations	50.9
Options Purchased	1.1
Options Written	(6.5)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX META OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
Cash & Cash Equivalents(a)	66.5%
U.S. Treasury Obligations	55.6
Options Purchased	0.1
Options Written	(22.2)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX NFLX OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	59.1%
Cash & Cash Equivalents (a)	56.4
Options Purchased	0.1
Options Written	(15.6)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

3

YieldMax ETFs

YIELDMAX COIN OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	66.8%
Cash & Cash Equivalents(a)	61.1
Options Purchased	2.2
Options Written	(30.1)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX DIS OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	64.1%
Cash & Cash Equivalents(a)	43.7
Options Purchased	1.1
Options Written	(8.9)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX MSFT OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	56.4%
Cash & Cash Equivalents(a)	52.7
Options Purchased	0.1
Options Written	(9.2)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX XOM OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	56.8%
Cash & Cash Equivalents(a)	45.7
Options Purchased	1.1
Options Written	(3.6)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

4

YieldMax ETFs

Security Type	% of Net Assets
U.S. Treasury Obligations	64.0%
Cash & Cash Equivalents(a)	40.2
Options Purchased	0.3
Options Written	(4.5)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX AMD OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	52.8%
Cash & Cash Equivalents(a)	49.7
Options Purchased	4.9
Options Written	(7.4)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX PYPL OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	51.5%
Cash & Cash Equivalents(a)	44.3
Options Purchased	5.8
Options Written	(1.6)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX SQ OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	55.9%
Cash & Cash Equivalents(a)	55.3
Options Purchased	3.6
Options Written	(14.8)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX JPM OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

5

YieldMax ETFs

Security Type	% of Net Assets
U.S. Treasury Obligations	56.6%
Cash & Cash Equivalents(a)	48.1
Options Purchased	5.9
Options Written	(10.6)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX AI OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	52.4%
Cash & Cash Equivalents(a)	46.7
Options Purchased	3.8
Options Written	(2.9)
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX UNIVERSE FUND OF OPTION INCOME ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
Exchange Traded Funds	99.9%
Cash & Cash Equivalents (a)	0.1
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX MAGNIFICENT 7 FUND OF OPTION INCOME ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
Exchange Traded Funds	99.9%
Cash & Cash Equivalents(a)	0.1
100.0%

(a)Represents short-term investments and liabilities in excess of other assets.

YIELDMAX MRNA OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

6

YieldMax ETFs

YIELDMAX MSTR OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
Cash & Cash Equivalents(a)	98.6%
U.S. Treasury Obligations	8.8
Options Purchased	6.5
Options Written	(13.9)
100.0%

(a)Represents short-term investments and other assets in excess of liabilities.

YIELDMAX ULTRA OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
Cash & Cash Equivalents(a)	96.2%
Options Purchased	11.1
U.S. Treasury Obligations	6.4
Options Written	(13.7)
100.0%

(a)Represents short-term investments and other assets in excess of liabilities.

YIELDMAX BITCOIN OPTION INCOME STRATEGY ETF PORTFOLIO ALLOCATION at April 30, 2024 (Unaudited)

Security Type	% of Net Assets
U.S. Treasury Obligations	68.7%
Cash & Cash Equivalents(a)	45.6
Options Purchased	1.0
Options Written	(15.3)
100.0%

(a)Represents short-term investments and other assets in excess of liabilities.

YieldMax Innovation Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 58.7%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$37,582,000	$36,670,937
2.63%, 04/15/2025(a)		4,006,000	3,908,731
Total U.S. Treasury Obligations
(Cost $40,603,667)			40,579,668

	Notional Amount	Contracts(b)
Options Purchased — 0.2%
Call Options — 0.2%
ARK Innovation ETF, Expiration: 05/17/2024; Exercise Price: $50.00(c)	$68,427,770	15,745	149,578
Total Options Purchased
(Cost $6,632,633)			149,578

		Shares
Short-Term Investments — 53.5%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class X, 5.23%(d)		662,493	662,493

		Par
U.S. Treasury Bills — 52.5%
5.16%, 06/13/2024(e)		$36,452,000	36,222,450
Total Short-Term Investments
(Cost $36,894,704)			36,884,943

Total Investments — 112.4%
(Cost $84,131,004)			77,614,189
Liabilities in Excess of Other Assets — (12.4)%			(8,576,254)
Total Net Assets — 100.0%			$69,037,935

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax Innovation Option Income Strategy ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (15.4)%
Call Options — (0.6)%
ARK Innovation ETF, Expiration: 05/03/2024; Exercise Price: $45.00	$(68,427,770)	(15,745)	$(425,115)
Put Options — (14.8)%
ARK Innovation ETF, Expiration: 05/17/2024; Exercise Price: $50.01(b)	(68,427,770)	(15,745)	(10,239,783)
Total Options Written
(Premiums received $5,495,356)			$(10,664,898)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax TSLA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

			Value
U.S. Treasury Obligations — 51.3%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$366,972,000	$358,075,864
2.63%, 04/15/2025(a)		8,201,000	8,001,872
Total U.S. Treasury Obligations
(Cost $366,159,013)			366,077,736

	Notional Amount	Contracts(b)
Options Purchased — 6.2%
Call Options — 6.2%
Tesla, Inc.
Expiration: 05/17/2024; Exercise Price: $175.00(c)	586,496,000	32,000	41,680,000
Expiration: 05/17/2024; Exercise Price: $195.00(c)	122,614,320	6,690	2,642,550
Total Call Options			44,322,550
Total Options Purchased
(Cost $54,068,731)			44,322,550

		Shares
Short-Term Investments — 48.0%
Money Market Funds — 1.1%
First American Government Obligations Fund - Class X, 5.23%(d)		8,086,199	8,086,199

		Par
U.S. Treasury Bills — 46.9%
5.07%, 06/13/2024(e)		$336,498,000	334,378,968
Total Short-Term Investments
(Cost $342,588,630)			342,465,167

Total Investments — 105.5%
(Cost $762,816,374)			$752,865,453
Liabilities in Excess of Other Assets — (5.5)%			(39,501,863)
Total Net Assets — 100.0%			$713,363,590

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax TSLA Option Income Strategy ETF

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (5.9)%
Call Options — (2.6)%
Tesla, Inc.
Expiration: 05/03/2024; Exercise Price: $197.50	$(12,371,400)	(675)	$(42,525)
Expiration: 05/03/2024; Exercise Price: $180.00	(555,796,600)	(30,325)	(18,270,812)
Expiration: 05/03/2024; Exercise Price: $195.00	(18,328,000)	(1,000)	(87,000)
Expiration: 05/10/2024; Exercise Price: $225.00	(122,614,320)	(6,690)	(170,595)
Total Call Options			(18,570,932)
Put Options — (3.3)%
Tesla, Inc.
Expiration: 05/17/2024; Exercise Price: $195.01(b)	(122,614,320)	(6,690)	(10,091,832)
Expiration: 05/17/2024; Exercise Price: $175.01(b)	(586,496,000)	(32,000)	(13,548,839)
Total Put Options			(23,640,671)
Total Options Written
(Premiums received $54,439,882)			$(42,211,603)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax AAPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 50.0%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$27,460,000	$26,794,314
2.63%, 04/15/2025(a)		1,357,000	1,324,051
Total U.S. Treasury Obligations
(Cost $28,133,945)			28,118,365

	Notional Amount	Contracts(b)
Options Purchased — 3.0%
Call Options — 3.0%
Apple, Inc., Expiration: 05/17/2024; Exercise Price: $170.00(c)	$55,442,415	3,255	1,700,738
Total Options Purchased
(Cost $3,064,735)			1,700,738

		Shares
Short-Term Investments — 48.3%
Money Market Funds — 0.1%
First American Government Obligations Fund — Class X, 5.23%(d)		50,698	50,698

		Par
U.S. Treasury Bills — 48.2%
5.14%, 06/13/2024(e)		$27,208,000	27,036,663
Total Short-Term Investments
(Cost $27,095,232)			27,087,361

Total Investments — 101.3%
(Cost $58,293,912)			56,906,464
Liabilities in Excess of Other Assets — (1.3)%			(802,569)
Total Net Assets — 100.0%			$56,103,895

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax AAPL Option Income Strategy ETF

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (3.4)%
Call Options — (0.8)%
Apple, Inc.
Expiration: 05/03/2024; Exercise Price: $177.50	$(27,252,800)	(1,600)	$(183,200)
Expiration: 05/03/2024; Exercise Price: $175.00	(28,189,615)	(1,655)	(302,865)
Total Call Options			(486,065)
Put Options — (2.6)%
Apple, Inc., Expiration: 05/17/2024; Exercise Price: $170.01(b)	(55,442,415)	(3,255)	(1,481,594)
TOTAL OPTIONS WRITTEN
(Premiums received $1,445,106)			$(1,967,659)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax NVDA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 57.0%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$215,248,000	$210,029,958
2.63%, 04/15/2025(a)		38,087,000	37,162,211
Total U.S. Treasury Obligations
(Cost $247,462,105)			247,192,169

	Notional Amount	Contracts(b)
Options Purchased — 2.2%
NVIDIA Corp., Expiration: 05/17/2024; Exercise Price: $915.00(c)	$446,698,340	5,170	9,486,950
Total Options Purchased
(Cost $38,329,190)			9,486,950

		Shares
Short-Term Investments — 48.9%
Money Market Funds — 0.0%(d)
First American Government Obligations Fund - Class X, 5.23%(e)		198,496	198,496

		Par
U.S. Treasury Bills — 48.9%
5.16%, 06/13/2024(f)		$213,464,000	212,119,751
Total Short-Term Investments
(Cost $212,368,331)			212,318,247

Total Investments — 108.1% (Cost $498,159,626)			468,997,366
Liabilities in Excess of Other Assets — (8.1)%			(35,176,126)
Total Net Assets — 100.0%			$433,821,240

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)Represents less than 0.05% of net assets.

(e)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(f)The rate shown is the effective yield as of April 30, 2024.

YieldMax NVDA Option Income Strategy ETF

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (8.5)%
Call Options - (0.5)%
NVIDIA Corp.
Expiration: 05/03/2024; Exercise Price: $920.00	$(437,626,130)	(5,065)	$(1,962,688)
Expiration: 05/03/2024; Exercise Price: $865.00	(9,072,210)	(105)	(198,975)
Total Call Options			(2,161,663)
Put Options — (8.0)%
NVIDIA Corp., Expiration: 05/17/2024; Exercise Price: $915.01(b)	(446,698,340)	(5,170)	(34,581,907)
Total Options Written
(Premiums received $43,909,707)			$(36,743,570)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax AMZN Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	15

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 53.1%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$35,110,000	$34,258,863
2.63%, 04/15/2025(a)		2,756,000	2,689,082
Total U.S. Treasury Obligations
(Cost $36,985,397)			36,947,945

	Notional Amount	Contracts(b)
Options Purchased — 3.1%
Call Options — 3.1%
Amazon.com, Inc., Expiration: 05/17/2024; Exercise Price: $185.00(c)	$68,250,000	3,900	2,135,250
Total Options Purchased
(Cost $3,747,313)			2,135,250

		Shares
Short-Term Investments — 52.0%
Money Market Funds — 1.9%
First American Government Obligations Fund - Class X, 5.23%(d)		1,303,754	1,303,754

		Par
U.S. Treasury Bills — 50.1%
5.11%, 06/13/2024(e)		$35,094,000	34,873,002
Total Short-Term Investments
(Cost $36,187,536)			36,176,756

Total Investments — 108.2%
(Cost $76,920,246)			75,259,951
Liabilities in Excess of Other Assets — (8.2)%			(5,660,668)
Total Net Assets — 100.0%			$69,599,283

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax AMZN Option Income Strategy ETF

16	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (9.6)%
Call Options — (1.7)%
Amazon.com, Inc.
Expiration: 05/03/2024; Exercise Price: $190.00	$(50,750,000)	(2,900)	$(778,650)
Expiration: 05/03/2024; Exercise Price: $185.00	(17,500,000)	(1,000)	(407,500)
Total Call Options			(1,186,150)
Put Options — (7.9)%
Amazon.com, Inc., Expiration: 05/17/2024; Exercise Price: $185.01(b)	(68,250,000)	(3,900)	(5,476,471)
Total Options Written
(Premiums received $3,992,311)			$(6,662,621)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax GOOGL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	17

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 50.9%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$13,734,000	$13,401,061
2.63%, 04/15/2025(a)		3,427,000	3,343,789
Total U.S. Treasury Obligations
(Cost $16,762,481)			16,744,850

	Notional Amount	Contracts(b)
Options Purchased — 1.1%
Call Options — 1.1%
Alphabet, Inc., Expiration: 05/17/2024; Exercise Price: $170.00(c)	$33,207,120	2,040	363,120
Total Options Purchased
(Cost $1,214,875)			363,120

		Shares
Short-Term Investments — 52.4%
Money Market Funds — 11.7%
First American Government Obligations Fund - Class X, 5.23%(d)		3,854,400	3,854,400

		Par
U.S. Treasury Bills — 40.7%
5.13%, 06/13/2024(e)		$13,470,000	13,385,175
Total Short-Term Investments
(Cost $17,243,399)			17,239,575

Total Investments — 104.4%
(Cost $35,220,755)			34,347,545
Liabilities in Excess of Other Assets — (4.4)%			(1,434,417)
Total Net Assets — 100.0%			$32,913,128

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax GOOGL Option Income Strategy ETF

18	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contract(a)	Value
Options Written — (6.5)%
Call Options — (1.2)%
Alphabet, Inc.
Expiration: 05/03/2024; Exercise Price: $160.00	$(16,278,000)	(1,000)	$(390,000)
Expiration: 05/03/2024; Exercise Price: $175.00	(16,929,120)	(1,040)	(7,800)
Total Call Options			(397,800)

Put Options — (5.3)%
Alphabet, Inc., Expiration: 05/17/2024; Exercise Price: $170.01(b)	(33,207,120)	(2,040)	(1,727,981)
Total Options Written
(Premiums received $1,151,120)			$(2,125,781)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax META Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	19

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 55.6%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$31,741,000	$30,971,535
2.63%, 04/15/2025(a)		3,519,000	3,433,555
Total U.S. Treasury Obligations
(Cost $34,458,306)			34,405,090

	Notional Amount	Contracts(b)
Options Purchased — 0.1%
Call Options — 0.1%
Meta Platforms, Inc.
Expiration: 05/17/2024; Exercise Price: $525.00(c)	$57,642,780	1,340	42,880
Expiration: 05/17/2024; Exercise Price: $515.00(c)	4,086,615	95	4,133
Total Call Options			47,013
Total Options Purchased
(Cost $4,158,209)			47,013

		Shares
Short-Term Investments — 63.1%
Money Market Funds — 12.7%
First American Government Obligations Fund - Class X, 5.23%(d)		7,867,050	7,867,050

		Par
U.S. Treasury Bills — 50.4%
5.16%, 06/13/2024(e)		$31,392,000	31,194,315
Total Short-Term Investments
(Cost $39,068,686)			39,061,365

Total Investments — 118.8%
(Cost $77,685,201)			73,513,468
Liabilities in Excess of Other Assets — (18.8)%			(11,600,819)
Total Net Assets — 100.0%			$61,912,648

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax META Option Income Strategy ETF

20	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (22.2)%
Call Options — (0.6)%
Meta Platforms, Inc.
Expiration: 05/03/2024; Exercise Price: $450.00	$(27,530,880)	(640)	$(70,080)
Expiration: 05/03/2024; Exercise Price: $435.00	(1,075,425)	(25)	(11,250)
Expiration: 05/03/2024; Exercise Price: $455.00	(2,581,020)	(60)	(4,080)
Expiration: 05/03/2024; Exercise Price: $437.50	(30,542,070)	(710)	(255,601)
Total Call Options			(341,011)
Put Options — (21.6)%
Meta Platforms, Inc.
Expiration: 05/17/2024; Exercise Price: $525.01(b)	(57,642,780)	(1,340)	(12,558,179)
Expiration: 05/17/2024; Exercise Price: $515.01(b)	(4,086,615)	(95)	(796,324)
Total Put Options			(13,354,503)
Total Options Written
(Premiums received $6,219,927)			$(13,695,514)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax NFLX Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	21

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 59.1%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$22,375,000	$21,832,586
2.63%, 04/15/2025(a)		2,149,000	2,096,820
Total U.S. Treasury Obligations
(Cost $23,966,264)			23,929,406

	Notional Amount	Contracts(b)
Options Purchased — 0.1%
Call Options — 0.1%
Netflix, Inc., Expiration: 05/17/2024; Exercise Price: $635.00(c)	$41,022,680	745	30,917
Total Options Purchased
(Cost $2,901,952)			30,917

		Shares
Short-Term Investments — 55.3%
Money Market Funds — 1.3%
First American Government Obligations Fund - Class X, 5.23%(d)		526,167	526,167

		Par
U.S. Treasury Bills — 54.0%
5.14%, 06/13/2024(e)		$21,996,000	21,857,485
Total Short-Term Investments
(Cost $22,389,593)			22,383,652

Total Investments — 114.5%
(Cost $49,257,809)			46,343,975
Liabilities in Excess of Other Assets — (14.5)%			(5,834,316)
Total Net Assets — 100.0%			$40,509,657

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax NFLX Option Income Strategy ETF

22	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (15.6)%
Call Options — (0.3)%
Netflix, Inc., Expiration: 05/03/2024; Exercise Price: $570.00	$(41,022,680)	(745)	$(93,126)
Put Options — (15.3)%
Netflix, Inc., Expiration: 05/17/2024; Exercise Price: $635.01(b)	(41,022,680)	(745)	(6,193,042)
Total Options Written
(Premiums received $2,888,557)			$(6,286,168)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax COIN Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	23

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 66.8%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$209,200,000	$204,128,573
2.63%, 04/15/2025(a)		62,046,000	60,539,463
Total U.S. Treasury Obligations
(Cost $265,054,412)			264,668,036

	Notional Amount	Contracts(b)
Options Purchased — 2.2%
Call Options — 2.2%
Coinbase Global, Inc., Expiration: 05/17/2024; Exercise Price: $260.00(c)	$395,726,165	19,405	8,974,813
Total Options Purchased
(Cost $48,686,158)			8,974,813

		Shares
Short-Term Investments — 60.2%
Money Market Funds — 7.1%
First American Government Obligations Fund - Class X, 5.23%(d)		28,055,698	28,055,698

		Par
U.S. Treasury Bills — 53.1%
5.15%, 06/13/2024(e)		$211,572,000	210,239,666
Total Short-Term Investments
(Cost $238,350,685)			238,295,364

Total Investments — 129.2%
(Cost $552,091,255)			511,938,213
Liabilities in Excess of Other Assets — (29.2)%			(115,677,977)
Total Net Assets — 100.0%			$396,260,236

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax COIN Option Income Strategy ETF

24	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (30.1)%
Call Options — (0.8)%
Coinbase Global, Inc.
Expiration: 05/03/2024; Exercise Price: $252.50	$(7,443,445)	(365)	$(67,708)
Expiration: 05/03/2024; Exercise Price: $240.00	(5,812,005)	(285)	(94,763)
Expiration: 05/03/2024; Exercise Price: $255.00	(382,470,715)	(18,755)	(3,169,595)
Total Call Options			(3,332,066)
Put Options — (29.3)%
Coinbase Global, Inc., Expiration: 05/17/2024; Exercise Price: $260.01(b)	(395,726,165)	(19,405)	(116,038,235)
Total Options Written
(Premiums received $73,488,915)			$(119,370,301)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax DIS Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	25

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 64.1%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$6,033,000	$5,886,748
2.63%, 04/15/2025(a)		3,276,000	3,196,456
Total U.S. Treasury Obligations
(Cost $9,095,924)			9,083,204

	Notional Amount	Contracts(b)
Options Purchased — 1.1%
Call Options — 1.1%
Walt Disney Co., Expiration: 05/17/2024; Exercise Price: $120.00(c)	$13,998,600	1,260	149,940
Total Options Purchased
(Cost $812,252)			149,940

		Shares
Short-Term Investments — 42.2%
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 5.23%(d)		98,909	98,909

		Par
U.S. Treasury Bills — 41.5%
5.13%, 06/13/2024(e)		$5,922,000	5,884,707
Total Short-Term Investments
(Cost $5,985,258)			5,983,616

Total Investments — 107.4%
(Cost $15,893,434)			15,216,760
Liabilities in Excess of Other Assets — (7.4)%			(1,057,528)
Total Net Assets — 100.0%			$14,159,232

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax DIS Option Income Strategy ETF

26	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (8.9)%
Call Options — (0.2)%
Walt Disney Co., Expiration: 05/03/2024; Exercise Price: $114.00	$(13,998,600)	(1,260)	$(28,980)
Put Options — (8.7)%
Walt Disney Co., Expiration: 05/17/2024; Exercise Price: $120.01(b)	(13,998,600)	(1,260)	(1,237,083)
Total Options Written
(Premiums received $664,405)			$(1,266,063)

Percentages are stated as a percent of net assets.

a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax MSFT Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	27

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 56.4%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$23,676,000	$23,102,046
2.63%, 04/15/2025(a)		5,513,000	5,379,139
Total U.S. Treasury Obligations
(Cost $28,530,092)			28,481,185

	Notional Amount	Contracts(b)
Options Purchased — 0.1%
Call Options — 0.1%
Microsoft Corp., Expiration: 05/17/2024; Exercise Price: $425.00(c)	$50,612,900	1,300	86,450
Total Options Purchased
(Cost $2,359,072)			86,450

		Shares
Short-Term Investments — 51.4%
Money Market Funds — 4.4%
First American Government Obligations Fund - Class X, 5.23%(d)		2,222,601	2,222,601

		Par
U.S. Treasury Bills — 47.0%
5.13%, 06/13/2024(e)		$23,946,000	23,795,205
Total Short-Term Investments
(Cost $26,024,580)			26,017,806

Total Investments — 107.9%
(Cost $56,913,744)			54,585,441
Liabilities in Excess of Other Assets — (7.9)%			(3,994,094)
Total Net Assets — 100.0%			$50,591,347

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax MSFT Option Income Strategy ETF

28	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (9.2)%
Call Options — 0.0%(b)
Microsoft Corp.
Expiration: 05/03/2024; Exercise Price: $420.00	$(48,082,255)	(1,235)	$(17,290)
Expiration: 05/03/2024; Exercise Price: $407.50	(2,530,645)	(65)	(3,348)
Total Call Options			(20,638)
Put Options — (9.2)%
Microsoft Corp., Expiration: 05/17/2024; Exercise Price: $425.01(c)	(50,612,900)	(1,300)	(4,655,382)
Total Options Written
(Premiums received $2,073,560)			$(4,676,020)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)Represents less than 0.05% of net assets.

(c)FLexible EXchange® options.

YieldMax XOM Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	29

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 56.8%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$8,520,000	$8,313,459
2.63%, 04/15/2025(a)		3,643,000	3,554,544
Total U.S. Treasury Obligations
(Cost $11,884,287)			11,868,003

	Notional Amount	Contracts(b)
Options Purchased — 1.1%
Call Options — 1.1%
Exxon Mobil Corp., Expiration: 05/17/2024; Exercise Price: $120.00(c)	$20,815,520	1,760	218,240
Total Options Purchased
(Cost $768,965)			218,240

		Shares
Short-Term Investments — 44.7%
Money Market Funds — 4.9%
First American Government Obligations Fund - Class X, 5.23%(d)		1,027,065	1,027,065

		Par
U.S. Treasury Bills — 39.8%
5.10%, 06/13/2024(e)		$8,361,000	8,308,348
Total Short-Term Investments
(Cost $9,338,018)			9,335,413

Total Investments — 102.6%
(Cost $21,991,270)			21,421,656
Liabilities in Excess of Other Assets — (2.6)%			(525,274)
Total Net Assets — 100.0%			$20,896,382

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax XOM Option Income Strategy ETF

30	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (3.6)%
Call Options — (0.6)%
Exxon Mobil Corp.
Expiration: 05/03/2024; Exercise Price: $124.00	$(946,160)	(80)	$(280)
Expiration: 05/03/2024; Exercise Price: $119.00	(19,869,360)	(1,680)	(118,440)
Total Call Options			(118,720)
Put Options — (3.0)%
Exxon Mobil Corp., Expiration: 05/17/2024; Exercise Price: $120.01(b)	(20,815,520)	(1,760)	(619,124)
Total Options Written
(Premiums received $599,248)			$(737,844)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax JPM Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	31

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 64.0%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$5,897,000	$5,754,044
2.63%, 04/15/2025(a)		3,895,000	3,800,426
Total U.S. Treasury Obligations
(Cost $9,566,322)			9,554,470

	Notional Amount	Contracts(b)
Options Purchased — 0.3%
Call Options — 0.3%
JPMorgan Chase & Co., Expiration: 05/17/2024; Exercise Price: $200.00(c)	$14,859,850	775	51,538
Total Options Purchased
(Cost $336,041)			51,538

		Shares
Short-Term Investments — 39.5%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class X, 5.23%(d)		149,747	149,747

		Par
U.S. Treasury Bills — 38.5%
5.15%, 06/13/2024(e)		$5,788,000	5,751,551
Total Short-Term Investments
(Cost $5,902,722)			5,901,298

Total Investments — 103.8%
(Cost $15,805,085)			15,507,306
Liabilities in Excess of Other Assets — (3.8)%			(576,344)
Total Net Assets — 100.0%			$14,930,962

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax JPM Option Income Strategy ETF

32	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (4.5)%
Call Options — (0.2)%
JPMorgan Chase & Co.
Expiration: 05/03/2024; Exercise Price: $197.50	$(5,272,850)	(275)	$(4,400)
Expiration: 05/03/2024; Exercise Price: $195.00	(9,587,000)	(500)	(26,000)
Total Call Options			(30,400)
Put Options — (4.3)%
JPMorgan Chase & Co., Expiration: 05/17/2024; Exercise Price: $200.01(b)	(14,859,850)	(775)	(644,178)
Total Options Written
(Premiums received $738,290)			$(674,578)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax AMD Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	33

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 52.8%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$53,036,000	$51,750,301
2.63%, 04/15/2025(a)		7,079,000	6,907,115
Total U.S. Treasury Obligations
(Cost $58,738,592)			58,657,416

	Notional Amount	Contracts(b)
Options Purchased — 4.9%
Call Options — 4.9%
Advanced Micro Devices, Inc., Expiration: 05/17/2024; Exercise Price: $160.00(c)	$110,786,810	6,995	5,526,050
Total Options Purchased
(Cost $4,607,018)			5,526,050

		Shares
Short-Term Investments — 49.0%
Money Market Funds — 2.3%
First American Government Obligations Fund - Class X, 5.23%(d)		2,502,351	2,502,351

		Par
U.S. Treasury Bills — 46.7%
5.17%, 06/13/2024(e)		$52,108,000	51,779,860
Total Short-Term Investments
(Cost $54,293,349)			54,282,211

Total Investments — 106.7%
(Cost $117,638,959)			118,465,677
Liabilities in Excess of Other Assets — (6.7)%			(7,557,047)
Total Net Assets — 100.0%			$110,908,630

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax AMD Option Income Strategy ETF

34	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (7.4)%
Call Options — (1.6)%
Advanced Micro Devices, Inc.
Expiration: 05/03/2024; Exercise Price: $175.00	$(1,504,610)	(95)	$(15,248)
Expiration: 05/03/2024; Exercise Price: $170.00	(109,282,200)	(6,900)	(1,828,500)
Total Call Options			(1,843,748)
Put Options — (5.8)%
Advanced Micro Devices, Inc., Expiration: 05/17/2024; Exercise Price: $160.01(b)	(110,786,810)	(6,995)	(6,440,793)
Total Options Written
(Premiums received $9,728,284)			$(8,284,541)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax PYPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	35

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 51.5%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$7,225,000	$7,049,851
2.63%, 04/15/2025(a)		2,082,000	2,031,447
Total U.S. Treasury Obligations
(Cost $9,097,256)			9,081,298

	Notional Amount	Contracts(b)
Options Purchased — 5.8%
Call Options — 5.8%
PayPal Holdings, Inc., Expiration: 05/17/2024; Exercise Price: $65.00(c)	$17,353,560	2,555	1,015,613
Total Options Purchased
(Cost $722,179)			1,015,613

		Shares
Short-Term Investments — 43.3%
Money Market Funds — 3.3%
First American Government Obligations Fund - Class X, 5.23%(d)		588,200	588,200

		Par
U.S. Treasury Bills — 40.0%
5.13%, 06/13/2024(e)		$7,091,000	7,046,346
Total Short-Term Investments
(Cost $7,636,550)			7,634,546

Total Investments — 100.6%
(Cost $17,455,985)			17,731,457
Liabilities in Excess of Other Assets — (0.6)%			(109,932)
Total Net Assets — 100.0%			$17,621,525

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax PYPL Option Income Strategy ETF

36	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (1.6)%
Call Options — (0.4)%
PayPal Holdings, Inc., Expiration: 05/03/2024; Exercise Price: $71.00	$(17,353,560)	(2,555)	$(68,985)
Put Options — (1.2)%
PayPal Holdings, Inc., Expiration: 05/17/2024; Exercise Price: $65.01(b)	(17,353,560)	(2,555)	(210,963)
Total Options Written
(Premiums received $1,824,640)			$(279,948)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax SQ Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	37

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 55.9%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$14,930,000	$14,568,067
2.63%, 04/15/2025(a)		1,675,000	1,634,329
Total U.S. Treasury Obligations
(Cost $16,239,026)			16,202,396

	Notional Amount	Contracts(b)
Options Purchased — 3.6%
Call Options — 3.6%
Block, Inc., Expiration: 05/17/2024; Exercise Price: $80.00(c)	$28,689,000	3,930	1,070,925
Total Options Purchased
(Cost $3,061,667)			1,070,925

		Shares
Short-Term Investments — 53.1%
Money Market Funds — 2.3%
First American Government Obligations Fund - Class X, 5.23%(d)		659,655	659,655

		Par
U.S. Treasury Bills — 50.8%
5.12%, 06/13/2024(e)		$14,836,000	14,742,573
Total Short-Term Investments
(Cost $15,406,776)			15,402,228

Total Investments — 112.6%
(Cost $34,707,469)			32,675,549
Liabilities in Excess of Other Assets — (12.6)%			(3,661,388)
Total Net Assets — 100.0%			$29,014,161

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax SQ Option Income Strategy ETF

38	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (14.8)%
Call Options — (1.9)%
Block, Inc.
Expiration: 05/03/2024; Exercise Price: $82.00	$(28,032,000)	(3,840)	$(549,120)
Expiration: 05/03/2024; Exercise Price: $81.00	(657,000)	(90)	(14,130)
Total Call Options			(563,250)
Put Options — (12.9)%
Block, Inc., Expiration: 05/17/2024; Exercise Price: $80.01(b)	(28,689,000)	(3,930)	(3,734,564)
Total Options Written
(Premiums received $3,277,628)			$(4,297,814)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax MRNA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	39

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 56.6%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$13,652,000	$13,321,048
2.63%, 04/15/2025(a)		2,056,000	2,006,079
Total U.S. Treasury Obligations
(Cost $15,357,442)			15,327,127

	Notional Amount	Contracts(b)
Options Purchased — 5.9%
Call Options — 5.9%
Moderna, Inc., Expiration: 05/17/2024; Exercise Price: $110.00(c)	$27,356,880	2,480	1,593,400
Total Options Purchased
(Cost $2,095,261)			1,593,400

		Shares
Short-Term Investments — 47.0%
Money Market Funds — 2.1%
First American Government Obligations Fund - Class X, 5.23%(d)		569,148	569,148

		Par
U.S. Treasury Bills — 44.9%
5.19%, 06/13/2024(e)		$12,257,000	12,179,813
Total Short-Term Investments
(Cost $12,751,610)			12,748,961

Total Investments — 109.5%
(Cost $30,204,313)			29,669,488
Liabilities in Excess of Other Assets — (9.5)%			(2,557,870)
Total Net Assets — 100.0%			$27,111,618

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax MRNA Option Income Strategy ETF

40	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (10.6)%
Call Options — (5.3)%
Moderna, Inc., Expiration: 05/03/2024; Exercise Price: $108.00	$(27,356,880)	(2,480)	$(1,426,000)
Put Options — (5.3)%
Moderna, Inc., Expiration: 05/17/2024; Exercise Price: $110.01(b)	(27,356,880)	(2,480)	(1,426,409)
Total Options Written
(Premiums received $3,095,940)			$(2,852,409)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax AI Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	41

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 52.4%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$13,862,000	$13,525,957
2.63%, 04/15/2025(a)		2,333,000	2,276,353
Total U.S. Treasury Obligations
(Cost $15,821,847)			15,802,310

	Notional Amount	Contracts(b)
Options Purchased — 3.8%
Call Options — 3.8%
C3.Ai, Inc., Expiration: 05/03/2024; Exercise Price: $22.00(c)	$28,590,570	12,690	1,135,755
Total Options Purchased
(Cost $1,833,046)			1,135,755

		Shares
Short-Term Investments — 46.6%
Money Market Funds — 3.2%
First American Government Obligations Fund - Class X, 5.23%(d)		974,628	974,628

		Par
U.S. Treasury Bills — 43.4%
5.24%, 06/13/2024(e)		$13,165,000	13,082,096
Total Short-Term Investments
(Cost $14,058,358)			14,056,724

Total Investments — 102.8%
(Cost $31,713,251)			30,994,789
Liabilities in Excess of Other Assets — (2.8)%			(832,562)
Total Net Assets — 100.0%			$30,162,227

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax AI Option Income Strategy ETF

42	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (2.9)%
Call Options — (1.5)%
C3.Ai, Inc.
Expiration: 05/03/2024; Exercise Price: $23.00	$(26,743,110)	(11,870)	$(439,190)
Expiration: 05/03/2024; Exercise Price: $24.00	(1,847,460)	(820)	(11,070)
Total Call Options			(450,260)
Put Options — (1.4)%
C3.Ai, Inc., Expiration: 05/03/2024; Exercise Price: $22.01(b)	(28,590,570)	(12,690)	(424,836)
Total Options Written
(Premiums received $1,757,643)			$(875,096)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax Universe Fund of Option Income ETF

The accompanying notes are an integral part of these financial statements.	43

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

	Shares	Value
Exchange Traded Funds — 99.9%
YieldMax AAPL Option Income Strategy ETF	390,178	$6,562,794
YieldMax AI Option Income Strategy ETF	537,356	6,566,490
YieldMax AMD Option Income Strategy ETF	382,251	6,704,683
YieldMax AMZN Option Income Strategy ETF	281,927	6,282,743
YieldMax COIN Option Income Strategy ETF	264,319	5,970,966
YieldMax DIS Option Income Strategy ETF	311,749	6,315,318
YieldMax GOOGL Option Income Strategy ETF	362,878	6,459,265
YieldMax Innovation Option Income Strategy ETF	562,730	6,505,159
YieldMax JPM Option Income Strategy ETF	316,961	6,325,115
YieldMax META Option Income Strategy ETF	300,060	5,731,146
YieldMax MRNA Option Income Strategy ETF	314,318	6,537,814
YieldMax MSFT Option Income Strategy ETF	299,803	6,208,920
YieldMax MSTR Option Income Strategy ETF	195,495	5,469,950
YieldMax NFLX Option Income Strategy ETF	377,456	6,326,163
YieldMax NVDA Option Income Strategy ETF	260,703	6,684,425
YieldMax PYPL Option Income Strategy ETF	339,407	6,848,724
YieldMax SQ Option Income Strategy ETF	290,248	6,469,628
YieldMax TSLA Option Income Strategy ETF	489,146	7,748,064
YieldMax XOM Option Income Strategy ETF	343,589	6,247,273
Total Exchange Traded Funds
(Cost $127,256,317)		121,964,640

Short-Term Investments — 0.1%
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 5.23%(a)	100,672	100,672
Total Short-Term Investments
(Cost $100,672)		100,672

Total Investments — 100.0%
(Cost $127,356,989)		122,065,312
Liabilities in Excess of Other Assets — 0.0%(b)		(10,766)
Total Net Assets — 100.0%		$122,054,546

Percentages are stated as a percent of net assets.

(a)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(b)Represents less than 0.05% of net assets.

YieldMax Magnificent 7 Fund of Option Income ETF

44	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

	Shares	Value
Exchange Traded Funds — 99.9%
YieldMax AAPL Option Income Strategy ETF	332,884	$5,599,109
YieldMax AMZN Option Income Strategy ETF	240,507	5,359,699
YieldMax GOOGL Option Income Strategy ETF	309,441	5,508,081
YieldMax META Option Income Strategy ETF	255,474	4,879,553
YieldMax MSFT Option Income Strategy ETF	255,131	5,283,763
YieldMax NVDA Option Income Strategy ETF	223,215	5,723,233
YieldMax TSLA Option Income Strategy ETF	418,767	6,633,261
Total Exchange Traded Funds
(Cost $40,652,096)		38,986,699

Short-Term Investments — 0.1%
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 5.23%(a)	37,822	37,822
Total Short-Term Investments
(Cost $37,822)		37,822

Total Investments — 100.0%
(Cost $40,689,918)		39,024,521
Liabilities in Excess of Other Assets — 0.0%(b)		(5,801)
Total Net Assets — 100.0%		$39,018,720

Percentages are stated as a percent of net assets.

(a)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(b)Represents less than 0.05% of net assets.

YieldMax MSTR Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	45

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 8.8%
United States Treasury Note/Bond, 0.75%, 11/15/2024(a)		$9,003,000	$8,784,749
Total U.S. Treasury Obligations
(Cost $8,796,134)			8,784,749

	Notional Amount	Contracts(b)
Options Purchased — 6.5%
Call Options — 6.5%
MicroStrategy, Inc., Expiration: 05/17/2024; Exercise Price: $1,150.00(c)	$95,107,179	893	6,463,088
Total Options Purchased
(Cost $16,138,763)			6,463,088

		Shares
Short-Term Investments — 12.8%
Money Market Funds — 4.2%
First American Government Obligations Fund - Class X, 5.23%(d)		4,180,307	4,180,307

		Par
U.S. Treasury Bills — 8.6%
5.30%, 06/13/2024(e)		$8,604,000	8,549,818
Total Short-Term Investments
(Cost $12,730,593)			12,730,125

Total Investments — 28.1%
(Cost $37,665,490)			27,977,962
Other Assets in Excess of Liabilities — 71.9%			71,692,244
Total Net Assets — 100.0%			$99,670,206

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax MSTR Option Income Strategy ETF

46	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (13.9)%
Call Options — (0.4)%
MicroStrategy, Inc.
Expiration: 05/03/2024; Exercise Price: $1,430.00	$(3,301,593)	(31)	$(4,418)
Expiration: 05/03/2024; Exercise Price: $1,180.00	(11,715,330)	(110)	(172,700)
Expiration: 05/03/2024; Exercise Price: $1,410.00	(1,278,036)	(12)	(2,202)
Expiration: 05/03/2024; Exercise Price: $1,380.00	(76,682,160)	(720)	(176,400)
Expiration: 05/03/2024; Exercise Price: $1,405.00	(2,130,060)	(20)	(3,730)
Total Call Options			(359,450)
Put Options — (13.5)%
MicroStrategy, Inc., Expiration: 05/17/2024; Exercise Price: $1,150.01(b)	(95,107,179)	(893)	(13,483,142)
Total Options Written
(Premiums received $14,220,580)			$(13,842,592)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax Ultra Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	47

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Purchased — 11.1%
Call Options — 11.1%
Affirm Holdings, Inc., Expiration: 05/17/2024; Exercise Price: $31.00(b)	$3,181,624	998	$379,240
B Riley Financial, Inc., Expiration: 05/17/2024; Exercise Price: $35.00(b)	3,106,320	903	428,925
Carvana Co., Expiration: 05/17/2024; Exercise Price: $83.00(b)	3,267,048	394	341,795
Cleanspark, Inc., Expiration: 05/17/2024; Exercise Price: $17.50(b)	3,002,454	1,833	256,620
Coinbase Global, Inc.
Expiration: 05/17/2024; Exercise Price: $240.00(b)	2,569,518	126	94,500
Expiration: 05/17/2024; Exercise Price: $230.00(b)	448,646	22	21,615
Enphase Energy, Inc.
Expiration: 05/17/2024; Exercise Price: $115.00(b)	2,555,860	235	75,788
Expiration: 05/17/2024; Exercise Price: $105.00(b)	619,932	57	45,315
EyePoint Pharmaceuticals, Inc.
Expiration: 05/17/2024; Exercise Price: $20.00(b)	2,464,000	1,400	262,500
GigaCloud Technology, Inc., Expiration: 05/17/2024; Exercise Price: $30.00(b)	3,070,914	966	347,760
Lyft, Inc.
Expiration: 05/17/2024; Exercise Price: $17.00(b)	2,589,984	1,656	173,052
Expiration: 05/17/2024; Exercise Price: $15.00(b)	595,884	381	72,009
MicroStrategy, Inc.
Expiration: 05/17/2024; Exercise Price: $1,500.00(b)	1,917,054	18	31,410
Expiration: 05/17/2024; Exercise Price: $1,350.00(b)	852,024	8	24,900
Mind Medicine MindMed, Inc.
Expiration: 05/17/2024; Exercise Price: $9.00(b)	3,433,864	3,607	423,822
Expiration: 05/17/2024; Exercise Price: $8.00(b)	82,824	87	15,008
Root, Inc./OH
Expiration: 05/17/2024; Exercise Price: $65.00(b)	3,593,940	516	683,700
Expiration: 05/17/2024; Exercise Price: $60.00(b)	1,058,680	152	243,960
Sea Ltd., Expiration: 05/17/2024; Exercise Price: $50.00(b)	3,608,149	571	793,689
Sunrun, Inc., Expiration: 05/17/2024; Exercise Price: $10.00(b)	3,127,131	3,039	396,589
Super Micro Computer, Inc., Expiration: 05/17/2024; Exercise Price: $880.00(b)	3,349,320	39	273,390
Symbotic, Inc., Expiration: 05/17/2024; Exercise Price: $37.50(b)	3,193,596	828	364,320
Vertiv Holdings Co., Expiration: 05/17/2024; Exercise Price: $90.00(b)	3,310,800	356	220,720
Viking Therapeutics, Inc.
Expiration: 05/17/2024; Exercise Price: $75.00(b)	2,705,720	340	278,800
Expiration: 05/17/2024; Exercise Price: $55.00(b)	835,590	105	259,350
Wayfair, Inc.
Expiration: 05/17/2024; Exercise Price: $50.00(b)	1,339,005	267	116,813
Expiration: 05/17/2024; Exercise Price: $60.00(b)	1,890,655	377	50,330
Wolfspeed, Inc., Expiration: 05/17/2024; Exercise Price: $25.00(b)	3,284,145	1,215	498,151
Total Call Options			7,174,071
Total Options Purchased
(Cost $10,859,410)			7,174,071

YieldMax Ultra Option Income Strategy ETF

48	The accompanying notes are an integral part of these financial statements.

	Par	Value
U.S. Treasury Obligations — 6.4%
United States Treasury Note/Bond, 0.75%, 11/15/2024(c)	$4,234,000	$4,131,359
Total U.S. Treasury Obligations
(Cost $4,136,518)		4,131,359

	Shares
Short-Term Investments — 34.1%
Money Market Funds — 27.7%
First American Government Obligations Fund - Class X, 5.23%(d)	17,808,795	17,808,795

	Par
U.S. Treasury Bills — 6.4%
5.20%, 06/13/2024(e)	$4,163,000	4,136,784
Total Short-Term Investments
(Cost $21,946,188)		21,945,579

Total Investments — 51.6%
(Cost $36,942,116)		33,251,009
Other Assets in Excess of Liabilities — 48.4%		31,149,212
Total Net Assets — 100.0%		$64,400,221

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)Held in connection with a written option contract.

(c)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited) (Continued)

YieldMax Ultra Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	49

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written —- (13.7)%
Call Options — (3.3)%
Affirm Holdings, Inc., Expiration: 05/03/2024; Exercise Price: $35.50	$(3,181,624)	(998)	$(16,467)
B Riley Financial, Inc., Expiration: 05/03/2024; Exercise Price: $42.00	(3,106,320)	(903)	(42,893)
Carvana Co., Expiration: 05/03/2024; Exercise Price: $94.00	(3,267,048)	(394)	(121,549)
Cleanspark, Inc., Expiration: 05/03/2024; Exercise Price: $20.00	(3,002,454)	(1,833)	(13,748)
Coinbase Global, Inc., Expiration: 05/03/2024; Exercise Price: $245.00	(3,018,164)	(148)	(36,852)
Enphase Energy, Inc.
Expiration: 05/03/2024; Exercise Price: $117.00	(2,860,388)	(263)	(11,309)
Expiration: 05/03/2024; Exercise Price: $119.00	(315,404)	(29)	(696)
EyePoint Pharmaceuticals, Inc.
Expiration: 05/17/2024; Exercise Price: $40.00	(2,464,000)	(1,400)	(262,500)
GigaCloud Technology, Inc., Expiration: 05/17/2024; Exercise Price: $40.00	(3,070,914)	(966)	(60,375)
Lyft, Inc., Expiration: 05/03/2024; Exercise Price: $17.00	(3,185,868)	(2,037)	(15,277)
MicroStrategy, Inc., Expiration: 05/03/2024; Exercise Price: $1,390.00	(2,769,078)	(26)	(5,408)
Mind Medicine MindMed, Inc., Expiration: 05/17/2024; Exercise Price: $10.00	(3,516,688)	(3,694)	(277,050)
Root, Inc./OH
Expiration: 05/17/2024; Exercise Price: $120.00	(1,058,680)	(152)	(243,960)
Expiration: 05/17/2024; Exercise Price: $75.00	(3,593,940)	(516)	(430,860)
Sea Ltd., Expiration: 05/03/2024; Exercise Price: $64.00	(3,608,149)	(571)	(52,532)
Sunrun, Inc., Expiration: 05/03/2024; Exercise Price: $11.50	(3,127,131)	(3,039)	(27,351)
Super Micro Computer, Inc., Expiration: 05/03/2024; Exercise Price: $1,000.00	(3,349,320)	(39)	(66,885)
Symbotic, Inc., Expiration: 05/03/2024; Exercise Price: $42.00	(3,193,596)	(828)	(16,560)
Vertiv Holdings Co., Expiration: 05/03/2024; Exercise Price: $98.00	(3,310,800)	(356)	(28,480)
Viking Therapeutics, Inc., Expiration: 05/03/2024; Exercise Price: $76.00	(3,541,310)	(445)	(195,800)
Wayfair, Inc., Expiration: 05/03/2024; Exercise Price: $58.00	(3,229,660)	(644)	(71,484)
Wolfspeed, Inc., Expiration: 05/03/2024; Exercise Price: $32.50	(3,284,145)	(1,215)	(112,387)
Total Call Options			(2,110,423)

Put Options — (10.4)%
Affirm Holdings, Inc., Expiration: 05/17/2024; Exercise Price: $31.00	(3,181,624)	(998)	(283,432)
B Riley Financial, Inc., Expiration: 05/17/2024; Exercise Price: $35.00	(3,106,320)	(903)	(505,680)
Carvana Co., Expiration: 05/17/2024; Exercise Price: $83.00	(3,267,048)	(394)	(336,870)
Cleanspark, Inc., Expiration: 05/17/2024; Exercise Price: $17.50	(3,002,454)	(1,833)	(449,085)
Coinbase Global, Inc.
Expiration: 05/17/2024; Exercise Price: $240.00	(2,569,518)	(126)	(538,020)
Expiration: 05/17/2024; Exercise Price: $230.00	(448,646)	(22)	(77,440)
Enphase Energy, Inc.
Expiration: 05/17/2024; Exercise Price: $105.00	(619,932)	(57)	(22,373)
Expiration: 05/17/2024; Exercise Price: $115.00	(2,555,860)	(235)	(217,375)
GigaCloud Technology, Inc., Expiration: 05/17/2024; Exercise Price: $30.00	(3,070,914)	(966)	(166,635)
Lyft, Inc.
Expiration: 05/17/2024; Exercise Price: $17.00	(2,589,984)	(1,656)	(392,472)
Expiration: 05/17/2024; Exercise Price: $15.00	(595,884)	(381)	(48,197)
MicroStrategy, Inc.
Expiration: 05/17/2024; Exercise Price: $1,350.00	(852,024)	(8)	(248,740)
Expiration: 05/17/2024; Exercise Price: $1,500.00	(1,917,054)	(18)	(806,804)

YieldMax Ultra Option Income Strategy ETF

50	The accompanying notes are an integral part of these financial statements.

	Notional Amount	Contracts(a)	Value
Put Options — (10.4)% (Continued)
Mind Medicine MindMed, Inc.
Expiration: 05/17/2024; Exercise Price: $9.00	$(3,433,864)	(3,607)	$(225,437)
Expiration: 05/17/2024; Exercise Price: $8.00	(82,824)	(87)	(2,393)
Root, Inc./OH, Expiration: 05/17/2024; Exercise Price: $65.00	(3,593,940)	(516)	(407,640)
Sea Ltd., Expiration: 05/17/2024; Exercise Price: $50.00	(3,608,149)	(571)	(37,115)
Sunrun, Inc., Expiration: 05/17/2024; Exercise Price: $10.00	(3,127,131)	(3,039)	(302,380)
Super Micro Computer, Inc., Expiration: 05/17/2024; Exercise Price: $880.00	(3,349,320)	(39)	(349,245)
Symbotic, Inc., Expiration: 05/17/2024; Exercise Price: $37.50	(3,193,596)	(828)	(281,520)
Vertiv Holdings Co., Expiration: 05/17/2024; Exercise Price: $90.00	(3,310,800)	(356)	(107,690)
Viking Therapeutics, Inc.
Expiration: 05/17/2024; Exercise Price: $55.00	(835,590)	(105)	(2,363)
Expiration: 05/17/2024; Exercise Price: $75.00	(2,705,720)	(340)	(127,500)
Wayfair, Inc.
Expiration: 05/17/2024; Exercise Price: $60.00	(1,890,655)	(377)	(416,584)
Expiration: 05/17/2024; Exercise Price: $50.00	(1,339,005)	(267)	(110,138)
Wolfspeed, Inc., Expiration: 05/17/2024; Exercise Price: $25.00	(3,284,145)	(1,215)	(236,925)
Total Put Options			(6,700,053)
Total Options Written
(Premiums received $7,868,685)			$(8,810,476)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited) (Continued)

YieldMax Bitcoin Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	51

SCHEDULE OF INVESTMENTS as of April 30, 2024 (Unaudited)

		Par	Value
U.S. Treasury Obligations — 68.7%
United States Treasury Note/Bond
0.75%, 11/15/2024(a)		$1,837,000	$1,792,468
2.63%, 04/15/2025(a)		1,836,000	1,791,420
Total U.S. Treasury Obligations
(Cost $3,587,559)			3,583,888

	Notional Amount	Contracts(b)
Options Purchased — 1.0%
Call Options — 1.0%
ProShares Bitcoin Strategy ETF, Expiration: 05/17/2024; Exercise Price: $29.01(c)	$5,070,780	1,980	51,336
Total Options Purchased
(Cost $228,853)			51,336

		Shares
Short-Term Investments — 27.2%
Money Market Funds — 11.4%
First American Government Obligations Fund - Class X, 5.23%(d)		592,621	592,621

		Par
U.S. Treasury Bills — 15.8%
5.24%, 06/13/2024(e)		$831,000	825,767
Total Short-Term Investments
(Cost $1,418,460)			1,418,388

Total Investments — 96.9%
(Cost $5,234,872)			5,053,612
Other Assets in Excess of Liabilities — 3.1%			166,562
Total Net Assets — 100.0%			$5,220,174

Percentages are stated as a percent of net assets.

(a)This security is pledged entirely to the broker in connection with options as of April 30, 2024.

(b)100 shares per contract.

(c)Held in connection with a written option contract.

(d)The rate shown represents the annualized 7-day yield as of April 30, 2024.

(e)The rate shown is the effective yield as of April 30, 2024.

YieldMax Bitcoin Option Income Strategy ETF

52	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN as of April 30, 2024 (Unaudited)

	Notional Amount	Contracts(a)	Value
Options Written — (15.3)%
Call Options — (0.3)%
ProShares Bitcoin Strategy ETF
Expiration: 05/03/2024; Exercise Price: $26.50	$(537,810)	(210)	$(3,570)
Expiration: 05/03/2024; Exercise Price: $28.00	(2,689,050)	(1,050)	(6,825)
Expiration: 05/03/2024; Exercise Price: $28.50	(1,843,920)	(720)	(3,600)
Total Call Options			(13,995)
Put Options — (15.0)%
ProShares Bitcoin Strategy ETF, Expiration: 05/17/2024; Exercise Price: $29.01(b)	(5,070,780)	(1,980)	(780,987)
Total Options Written
(Premiums received $672,114)			$(794,982)

Percentages are stated as a percent of net assets.

(a)100 shares per contract.

(b)FLexible EXchange® options.

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	53

Statements OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited)

	YieldMax Innovation Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF	YieldMax AAPL Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF

Assets:
Investments in securities, at value (Cost $84,131,004, $762,816,374, $58,293,912, and $498,159,626) (Note 2)	$77,614,189	$752,865,453	$56,906,464	$468,997,366
Cash	—	—	—	—
Foreign cash (Cost $0)	—	—	—	—
Deposits at broker for options	2,005,224	3,541,672	1,111,665	414,760
Receivables:
Fund shares sold	—	—	—	638,100
Investment securities sold	—	808,843	—	—
Interest	139,584	1,306,352	97,854	837,047
Prepaid assets	—	—	—	—
Total assets	79,758,997	758,522,320	58,115,983	470,887,273

Liabilities:
Options written (Premiums received of $5,495,356, $54,439,882, $1,445,106, and $43,909,707, respectively) (Note 2)	10,664,898	42,211,603	1,967,659	36,743,570
Payables:
Investment securities purchased	—	2,398,142	—	—
Management fees (Note 4)	56,164	548,985	44,429	322,463
Total liabilities	10,721,062	45,158,730	2,012,088	37,066,033
Net Assets	$69,037,935	$713,363,590	$56,103,895	$433,821,240

Components of Net Assets:
Paid-in capital	$90,533,928	$1,140,672,365	$66,244,655	$435,438,577
Total distributable (accumulated) earnings (losses)	(21,495,993)	(427,308,775)	(10,140,760)	(1,617,337)
Net assets	$69,037,935	$713,363,590	$56,103,895	$433,821,240

Net Asset Value (unlimited shares authorized):
Net assets	$69,037,935	$713,363,590	$56,103,895	$433,821,240
Shares of beneficial interest issued and outstanding	5,975,000	45,125,000	3,375,000	17,000,000
Net asset value	$11.55	$15.81	$16.62	$25.52

YieldMax ETFs

54	The accompanying notes are an integral part of these financial statements.

Statements OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited) (Continued)

	YieldMax AMZN Option Income Strategy ETF	YieldMax GOOGL Option Income Strategy ETF	YieldMax META Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF

Assets:
Investments in securities, at value (Cost $76,920,246, $35,220,755, $77,685,201, and $49,257,809) (Note 2)	$75,259,951	$34,347,545	$73,513,468	$46,343,975
Deposits at broker for options	926,978	216,275	825,530	403,375
Receivables:
Fund shares sold	—	444,859	952,776	—
Investment securities sold	—	—	239,722	—
Interest	130,234	55,319	127,292	83,960
Total assets	76,317,163	35,063,998	75,658,788	46,831,310

Liabilities:
Options written (Premiums received of $3,992,311, $1,151,120, $6,219,927, and $2,888,557, respectively) (Note 2)	6,662,621	2,125,781	13,695,514	6,286,168
Payables:
Investment securities purchased	—	—	888	—
Management fees (Note 4)	55,259	25,089	49,738	35,485
Total liabilities	6,717,880	2,150,870	13,746,140	6,321,653
Net Assets	$69,599,283	$32,913,128	$61,912,648	$40,509,657

Components of Net Assets:
Paid-in capital	$67,004,168	$34,543,759	$70,231,684	$43,667,917
Total distributable (accumulated) earnings (losses)	2,595,115	(1,630,631)	(8,319,036)	(3,158,260)
Net assets	$69,599,283	$32,913,128	$61,912,648	$40,509,657

Net Asset Value (unlimited shares authorized):
Net assets	$69,599,283	$32,913,128	$61,912,648	$40,509,657
Shares of beneficial interest issued and outstanding	3,125,000	1,850,000	3,250,000	2,425,000
Net asset value	$22.27	$17.79	$19.05	$16.71

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	55

Statements OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited) (Continued)

	YieldMax COIN Option Income Strategy ETF	YieldMax DIS Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF	YieldMax XOM Option Income Strategy ETF

Assets:
Investments in securities, at value (Cost $552,091,255, $15,893,434, $56,913,744, and $21,991,270) (Note 2)	$511,938,213	$15,216,760	$54,585,441	$21,421,656
Deposits at broker for options	395,685	191,223	625,882	191,348
Receivables:
Fund shares sold	1,129,261	—	—	—
Investment securities sold	1,766,962	—	—	—
Interest	855,892	28,007	95,877	36,355
Total assets	516,086,013	15,435,990	55,307,200	21,649,359

Liabilities:
Options written (Premiums received of $73,488,915, $664,405, $2,073,560, and $599,248, respectively) (Note 2)	119,370,301	1,266,063	4,676,020	737,844
Payables:
Investment securities purchased	131,535	—	—	—
Management fees (Note 4)	323,941	10,695	39,833	15,133
Total liabilities	119,825,777	1,276,758	4,715,853	752,977
Net Assets	$396,260,236	$14,159,232	$50,591,347	$20,896,382

Components of Net Assets:
Paid-in capital	$414,908,315	$14,655,806	$53,772,082	$21,262,511
Total distributable (accumulated) earnings (losses)	(18,648,079)	(496,574)	(3,180,735)	(366,129)
Net assets	$396,260,236	$14,159,232	$50,591,347	$20,896,382

Net Asset Value (unlimited shares authorized):
Net assets	$396,260,236	$14,159,232	$50,591,347	$20,896,382
Shares of beneficial interest issued and outstanding	17,550,000	700,000	2,450,000	1,150,000
Net asset value	$22.58	$20.23	$20.65	$18.17

YieldMax ETFs

56	The accompanying notes are an integral part of these financial statements.

Statements OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited) (Continued)

	YieldMax JPM Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax SQ Option Income Strategy ETF	YieldMax MRNA Option Income Strategy ETF

Assets:
Investments in securities, at value (Cost $15,805,085, $117,638,959, $17,455,985, $34,707,469, and $30,204,313) (Note 2)	$15,507,306	$118,465,677	$17,731,457	$32,675,549	$29,669,488
Deposits at broker for options	80,934	611,397	152,859	604,483	262,536
Receivables:
Interest	28,341	203,916	29,579	55,771	52,393
Total assets	15,616,581	119,280,990	17,913,895	33,335,803	29,984,417

Liabilities:
Options written (Premiums received of $738,290, $9,728,284, $1,824,640, $3,277,628, and $3,095,940, respectively) (Note 2)	674,578	8,284,541	279,948	4,297,814	2,852,409
Payables:
Management fees (Note 4)	11,041	87,819	12,422	23,828	20,390
Total liabilities	685,619	8,372,360	292,370	4,321,642	2,872,799
Net Assets	$14,930,962	$110,908,630	$17,621,525	$29,014,161	$27,111,618

Components of Net Assets:
Paid-in capital	$15,321,176	$133,649,169	$16,510,874	$31,609,294	$28,133,929
Total distributable (accumulated) earnings (losses)	(390,214)	(22,740,539)	1,110,651	(2,595,133)	(1,022,311)
Net assets	$14,930,962	$110,908,630	$17,621,525	$29,014,161	$27,111,618

Net Asset Value (unlimited shares authorized):
Net assets	$14,930,962	$110,908,630	$17,621,525	$29,014,161	$27,111,618
Shares of beneficial interest issued and outstanding	750,000	6,350,000	875,000	1,300,000	1,300,000
Net asset value	$19.91	$17.47	$20.14	$22.32	$20.86

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	57

Statements OF ASSETS AND LIABILITIES at April 30, 2024 (Unaudited) (Continued)

	YieldMax AI Option Income Strategy ETF	YieldMax Universe Fund of Option Income ETF	YieldMax Magnificent 7 Fund of Option Income ETF	YieldMax MSTR Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF

Assets:
Investments in securities, at value (Cost $31,713,251, $127,356,989, $40,689,918, $37,665,490, $36,942,116, and $5,234,872) (Note 2)	$30,994,789	$122,065,312	$39,024,521	$27,977,962	$33,251,009	$5,053,612
Deposits at broker for options	19,718	—	—	74,864,076	39,941,567	393,101
Receivables:
Fund shares sold	—	4,552,557	—	9,770,139	—	474,172
Investment securities sold	4,019	—	—	1,734,127	—	86,659
Interest	54,122	7,954	2,683	34,709	68,057	8,686
Total assets	31,072,648	126,625,823	39,027,204	114,381,013	73,260,633	6,016,230

Liabilities:
Options written (Premiums received of $1,757,643, $-, $-, $14,220,580, $7,868,685, and $672,114 respectively) (Note 2)	875,096	—	—	13,842,592	8,810,476	794,982
Payables:
Investment securities purchased	12,288	4,547,265	—	803,718	—	478
Management fees (Note 4)	23,037	24,012	8,484	64,497	49,936	596
Total liabilities	910,421	4,571,277	8,484	14,710,807	8,860,412	796,056
Net Assets	$30,162,227	$122,054,546	$39,018,720	$99,670,206	$64,400,221	$5,220,174

Components of Net Assets:
Paid-in capital	$40,310,184	$127,641,937	$40,622,602	$124,831,314	$77,840,970	$5,484,464
Total distributable (accumulated) earnings (losses)	(10,147,957)	(5,587,391)	(1,603,882)	(25,161,108)	(13,440,749)	(264,290)
Net assets	$30,162,227	$122,054,546	$39,018,720	$99,670,206	$64,400,221	$5,220,174

Net Asset Value (unlimited shares authorized):
Net assets	$30,162,227	$122,054,546	$39,018,720	$99,670,206	$64,400,221	$5,220,174
Shares of beneficial interest issued and outstanding	2,475,000	6,125,000	2,000,000	3,575,000	4,375,000	275,000
Net asset value	$12.19	$19.93	$19.51	$27.88	$14.72	$18.98

YieldMax ETFs

58	The accompanying notes are an integral part of these financial statements.

Statements OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited)

	YieldMax Innovation Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF	YieldMax AAPL Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF

Investment Income:
Interest income	$1,811,600	$20,532,398	$1,363,131	$5,904,498
Broker interest income	10,259	—	—	30,922
Total investment income	1,821,859	20,532,398	1,363,131	5,935,420

Expenses:
Management fees (Note 4)	342,550	3,778,903	264,022	1,119,363
Broker fees	110	188,362	8,634	—
Total expenses	342,660	3,967,265	272,656	1,119,363
Net investment income (loss)	1,479,199	16,565,133	1,090,475	4,816,057

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,601,703	14,740,667	(545,236)	86,866,538
Options written	(885,573)	(72,051,777)	364,902	9,237,881
Change in net unrealized appreciation/depreciation on:
Investments	1,495,863	(13,519,860)	777,796	(18,016,485)
Options written	5,009,389	(1,339,467)	(56,257)	11,806,848
Net realized and unrealized gain (loss)	8,221,382	(72,170,437)	541,205	89,894,782
Net increase (decrease) in net assets resulting from operations	$9,700,581	$(55,605,304)	$1,631,680	$94,710,839

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	59

Statements OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited) (Continued)

	YieldMax AMZN Option Income Strategy ETF	YieldMax GOOGL Option Income Strategy ETF	YieldMax META Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF

Investment Income:
Interest income	$1,251,548	$576,701	$827,838	$678,138
Broker interest income	—	—	—	2,815
Total investment income	1,251,548	576,701	827,838	680,953

Expenses:
Management fees (Note 4)	245,999	111,731	157,537	131,213
Broker fees	32,178	18,240	1,514	—
Total expenses	278,177	129,971	159,051	131,213
Net investment income (loss)	973,371	446,730	668,787	549,740

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,627,983	4,158,799	7,305,873	4,195,936
Options written	7,118,810	(2,295,320)	3,750,976	5,115,180
Change in net unrealized appreciation/depreciation on:
Investments	22,730	639,621	(3,602,973)	(2,365,191)
Options written	(3,073,635)	(852,348)	(7,799,629)	(4,096,657)
Net realized and unrealized gain (loss)	9,695,888	1,650,752	(345,753)	2,849,268
Net increase (decrease) in net assets resulting from operations	$10,669,259	$2,097,482	$323,034	$3,399,008

YieldMax ETFs

60	The accompanying notes are an integral part of these financial statements.

Statements OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited) (Continued)

	YieldMax COIN Option Income Strategy ETF	YieldMax DIS Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF	YieldMax XOM Option Income Strategy ETF

Investment Income:
Interest income	$7,069,193	$194,845	$709,817	$291,120
Total investment income	7,069,193	194,845	709,817	291,120

Expenses:
Management fees (Note 4)	1,327,303	38,487	137,964	57,362
Broker fees	259,518	6,372	3,102	9,576
Total expenses	1,586,821	44,859	141,066	66,938
Net investment income (loss)	5,482,372	149,986	568,751	224,182

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	141,360,053	1,645,651	2,131,989	1,001,503
Options written	45,865,588	70,158	3,687,282	(30,371)
Change in net unrealized appreciation/depreciation on:
Investments	(38,284,062)	(570,071)	(2,366,892)	(191,301)
Options written	(48,394,782)	(640,297)	(2,802,064)	255,276
Net realized and unrealized gain (loss)	100,546,797	505,441	650,315	1,035,107
Net increase (decrease) in net assets resulting from operations	$106,029,169	$655,427	$1,219,066	$1,259,289

YieldMax ETFs

The accompanying notes are an integral part of these financial statements.	61

Statements OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited) (Continued)

	YieldMax JPM Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax SQ Option Income Strategy ETF	YieldMax MRNA Option Income Strategy ETF

Investment Income:
Interest income	$194,414	$1,656,546	$218,019	$646,259	$366,153
Total investment income	194,414	1,656,546	218,019	646,259	366,153

Expenses:
Management fees (Note 4)	37,598	298,670	41,992	127,667	69,504
Broker fees	4,170	33,156	13,211	44,758	2,061
Total expenses	41,768	331,826	55,203	172,425	71,565
Net investment income (loss)	152,646	1,324,720	162,816	473,834	294,588

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	925,429	5,325,638	(334,906)	4,835,971	(1,547,902)
Options Written	(315,591)	(11,137,883)	947,236	1,472,529	3,859,336
Change in net unrealized appreciation/depreciation on:
Investments	(189,969)	1,082,786	361,755	(2,042,188)	(480,447)
Options Written	174,481	1,692,652	1,581,749	(1,088,330)	255,625
Net realized and unrealized gain (loss)	594,350	(3,036,807)	2,555,834	3,177,982	2,086,612
Net increase (decrease) in net assets resulting from operations	$746,996	$(1,712,087)	$2,718,650	$3,651,816	$2,381,200

YieldMax ETFs

62	The accompanying notes are an integral part of these financial statements.

Statements OF OPERATIONS For the Six Months Ended April 30, 2024 (Unaudited) (Continued)

	YieldMax AI Option Income Strategy ETF(1)	YieldMax Universe Fund of Option Income ETF(2)	YieldMax Magnificent 7 Fund of Option Income ETF(3)	YieldMax MSTR Option Income Strategy ETF(4)	YieldMax Ultra Option Income Strategy ETF(5)	YieldMax Bitcoin Option Income Strategy ETF(6)

Investment Income:
Dividend income	$—	$6,645,806	$2,383,668	$—	$—	$—
Interest income	414,200	15,075	5,182	128,850	92,978	4,413
Broker interest income	—	—	—	133,802	105,166	—
Total investment income	414,200	6,660,881	2,388,850	262,652	198,144	4,413

Expenses:
Management fees (Note 4)	73,137	51,468	17,780	85,375	75,203	596
Broker fees	22,356	—	—	—	10	—
Tax expense	564	—	—	—	—	—
Total expenses	96,057	51,468	17,780	85,375	75,213	596
Less: Management fee waiver (Note 4)	—	—	—	—	(6,065)	—
Net expenses	96,057	51,468	17,780	85,375	69,148	596
Net investment income (loss)	318,143	6,609,413	2,371,070	177,277	128,996	3,817

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	398,072	(222,865)	64,925	(3,614,200)	(3,678,988)	—
Options Written	(6,935,807)	—	—	(6,015,315)	1,582,371	36,022
Change in net unrealized appreciation/depreciation on:
Investments	(718,462)	(5,291,677)	(1,665,397)	(9,687,528)	(3,691,106)	(181,260)
Options Written	882,547	—	—	377,988	(941,792)	(122,869)
Net realized and unrealized gain (loss)	(6,373,650)	(5,514,542)	(1,600,472)	(18,939,055)	(6,729,515)	(268,107)
Net increase (decrease) in net assets resulting from operations	$(6,055,507)	$1,094,871	$770,598	$(18,761,778)	$(6,600,519)	$(264,290)

(1)The Fund commenced operations on November 27, 2023. The information presented is from November 27, 2023 to April 30, 2024.

(2)The Fund commenced operations on January 16, 2024. The information presented is from January 16, 2024 to April 30, 2024.

(3)The Fund commenced operations on January 29, 2024. The information presented is from January 29, 2024 to April 30, 2024.

(4)The Fund commenced operations on February 21, 2024. The information presented is from February 21, 2024 to April 30, 2024.

(5)The Fund commenced operations on February 28, 2024. The information presented is from February 28, 2024 to April 30, 2024.

(6)The Fund commenced operations on April 22, 2024. The information presented is from April 22, 2024 to April 30, 2024.

YieldMax Innovation Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	63

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,479,199	$1,121,324
Net realized gain (loss)	1,716,130	4,847,554
Change in net unrealized appreciation/depreciation	6,505,252	(18,191,609)
Net increase (decrease) in net assets resulting from operations	9,700,581	(12,222,731)

Distributions to Shareholders:
From Distributable earnings	(12,148,300)	(6,825,543)
From Return of capital	—	(2,654,837)
Distributions to shareholders	(12,148,300)	(9,480,380)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	4,387,238	88,801,527
Total increase (decrease) in net assets	1,939,519	67,098,416

Net Assets:
Beginning of period	67,098,416	—
End of period	$69,037,935	$67,098,416

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

	Shares	Value	Shares	Value
Shares sold	1,125,000	$14,141,330	6,425,000	$100,668,960
Shares redeemed	(725,000)	(9,758,872)	(850,000)	(11,889,945)
Variable fees	—	4,780	—	22,512
Net increase (decrease)	400,000	$4,387,238	5,575,000	$88,801,527

YieldMax TSLA Option Income Strategy ETF

64	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$16,565,133	$8,683,857
Net realized gain (loss)	(57,311,110)	(165,196,341)
Change in net unrealized appreciation/depreciation	(14,859,327)	17,136,685
Net increase (decrease) in net assets resulting from operations	(55,605,304)	(139,375,799)

Distributions to Shareholders:
From Distributable earnings	(223,635,130)	(8,692,542)
From Return of capital	—	(93,438,948)
Distributions to shareholders	(223,635,130)	(102,131,490)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	313,980,066	920,131,247
Total increase (decrease) in net assets	34,739,632	678,623,958

Net Assets:
Beginning of period	678,623,958	—
End of period	$713,363,590	$678,623,958

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

	Shares	Value	Shares	Value
Shares sold	36,125,000	$407,695,575	63,475,000	$951,858,308
Shares redeemed	(7,475,000)	(93,815,495)	(2,275,000)	(31,923,818)
Reverse stock split(3)	(44,725,000)	—	(30,600,000)	—
Variable fees	—	99,986	—	196,757
Net increase (decrease)	(16,075,000)	$313,980,066	30,600,000	$920,131,247

(3)Share amounts for the Fund have been adjusted for a one-for-two reverse stock split effective on February 26, 2024 (Note 8).

YieldMax AAPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	65

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,090,475	$672,990
Net realized gain (loss)	(180,334)	(2,882,035)
Change in net unrealized appreciation/depreciation	721,539	(2,631,540)
Net increase (decrease) in net assets resulting from operations	1,631,680	(4,840,585)

Distributions to Shareholders:
From Distributable earnings	(6,259,027)	(672,828)
From Return of capital	—	(2,881,085)
Distributions to shareholders	(6,259,027)	(3,553,913)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	4,352,795	64,772,945
Total increase (decrease) in net assets	(274,552)	56,378,447

Net Assets:
Beginning of period	56,378,447	—
End of period	$56,103,895	$56,378,447

(1)The Fund commenced operations on April 17, 2023. The information presented is from April 17, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

	Shares	Value	Shares	Value
Shares sold	725,000	$12,649,397	3,400,000	$70,998,755
Shares redeemed	(425,000)	(8,300,792)	(325,000)	(6,241,258)
Variable fees	—	4,190	—	15,448
Net increase (decrease)	300,000	$4,352,795	3,075,000	$64,772,945

YieldMax NVDA Option Income Strategy ETF

66	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$4,816,057	$1,430,704
Net realized gain (loss)	96,104,419	9,096,994
Change in net unrealized appreciation/depreciation	(6,209,637)	(15,786,486)
Net increase (decrease) in net assets resulting from operations	94,710,839	(5,258,788)

Distributions to Shareholders:
From Distributable earnings	(79,574,202)	(11,495,186)
From Return of capital	—	(1,828,277)
Distributions to shareholders	(79,574,202)	(13,323,463)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	260,017,749	177,249,105
Total increase (decrease) in net assets	275,154,386	158,666,854

Net Assets:
Beginning of period	158,666,854	—
End of period	$433,821,240	$158,666,854

(1)The Fund commenced operations on May 10, 2023. The information presented is from May 10, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	10,800,000	$295,098,050	8,650,000	$196,411,130
Shares redeemed	(1,600,000)	(35,146,350)	(850,000)	(19,205,147)
Variable fees	—	66,049	—	43,122
Net increase (decrease)	9,200,000	$260,017,749	7,800,000	$177,249,105

YieldMax AMZN Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	67

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$973,371	$229,581
Net realized gain (loss)	12,746,793	1,974,720
Change in net unrealized appreciation/depreciation	(3,050,905)	(1,279,700)
Net increase (decrease) in net assets resulting from operations	10,669,259	924,601

Distributions to Shareholders:
From Distributable earnings	(7,691,927)	(1,306,818)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	32,872,040	34,132,128
Total increase (decrease) in net assets	35,849,372	33,749,911

Net Assets:
Beginning of period	33,749,911	—
End of period	$69,599,283	$33,749,911

(1)The Fund commenced operations on July 24, 2023. The information presented is from July 24, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	1,525,000	$33,994,562	1,650,000	$34,125,603
Shares redeemed	(50,000)	(1,129,547)	—	—
Variable fees	—	7,025	—	6,525
Net increase (decrease)	1,475,000	$32,872,040	1,650,000	$34,132,128

YieldMax GOOGL Option Income Strategy ETF

68	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$446,730	$124,163
Net realized gain (loss)	1,863,479	772,235
Change in net unrealized appreciation/depreciation	(212,727)	(1,635,144)
Net increase (decrease) in net assets resulting from operations	2,097,482	(738,746)

Distributions to Shareholders:
From Distributable earnings	(2,444,407)	(544,960)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	16,926,461	17,617,298
Total increase (decrease) in net assets	16,579,536	16,333,592

Net Assets:
Beginning of period	16,333,592	—
End of period	$32,913,128	$16,333,592

(1)The Fund commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	1,150,000	$19,922,972	1,000,000	$20,163,608
Shares redeemed	(175,000)	(3,001,095)	(125,000)	(2,550,353)
Variable fees	—	4,584	—	4,043
Net increase (decrease)	975,000	$16,926,461	875,000	$17,617,298

YieldMax META Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	69

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$668,787	$93,367
Net realized gain (loss)	11,056,849	481,963
Change in net unrealized appreciation/depreciation	(11,402,602)	(244,718)
Net increase (decrease) in net assets resulting from operations	323,034	330,612

Distributions to Shareholders:
From Distributable earnings	(8,569,587)	(403,095)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	57,848,192	12,383,492
Total increase (decrease) in net assets	49,601,639	12,311,009

Net Assets:
Beginning of period	12,311,009	—
End of period	$61,912,648	$12,311,009

(1)The Fund commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	2,875,000	$63,261,232	725,000	$14,321,205
Shares redeemed	(250,000)	(5,426,777)	(100,000)	(1,940,465)
Variable fees	—	13,737	—	2,752
Net increase (decrease)	2,625,000	$57,848,192	625,000	$12,383,492

YieldMax NFLX Option Income Strategy ETF

70	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$549,740	$89,645
Net realized gain (loss)	9,311,116	349,543
Change in net unrealized appreciation/depreciation	(6,461,848)	150,403
Net increase (decrease) in net assets resulting from operations	3,399,008	589,591

Distributions to Shareholders:
From Distributable earnings	(6,707,107)	(439,752)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	27,759,528	15,908,389
Total increase (decrease) in net assets	24,451,429	16,058,228

Net Assets:
Beginning of period	16,058,228	—
End of period	$40,509,657	$16,058,228

(1)The Fund commenced operations on August 7, 2023. The information presented is from August 7, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	2,550,000	$46,530,820	900,000	$15,905,708
Shares redeemed	(1,025,000)	(18,784,355)	—	—
Variable fees	—	13,063	—	2,681
Net increase (decrease)	1,525,000	$27,759,528	900,000	$15,908,389

YieldMax COIN Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	71

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$5,482,372	$232,711
Net realized gain (loss)	187,225,641	2,690,002
Change in net unrealized appreciation/depreciation	(86,678,844)	644,416
Net increase (decrease) in net assets resulting from operations	106,029,169	3,567,129

Distributions to Shareholders:
From Distributable earnings	(125,373,477)	(2,870,900)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	350,589,898	64,318,417
Total increase (decrease) in net assets	331,245,590	65,014,646

Net Assets:
Beginning of period	65,014,646	—
End of period	$396,260,236	$65,014,646

(1)The Fund commenced operations on August 14, 2023. The information presented is from August 14, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	18,800,000	$461,008,847	3,600,000	$70,031,065
Shares redeemed	(4,550,000)	(110,533,257)	(300,000)	(5,727,300)
Variable fees	—	114,308	—	14,652
Net increase (decrease)	14,250,000	$350,589,898	3,300,000	$64,318,417

YieldMax DIS Option Income Strategy ETF

72	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$149,986	$24,621
Net realized gain (loss)	1,715,809	118,574
Change in net unrealized appreciation/depreciation	(1,210,368)	(67,964)
Net increase (decrease) in net assets resulting from operations	655,427	75,231

Distributions to Shareholders:
From Distributable earnings	(1,174,372)	(52,860)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	10,681,731	3,974,075
Total increase (decrease) in net assets	10,162,786	3,996,446

Net Assets:
Beginning of period	3,996,446	—
End of period	$14,159,232	$3,996,446

(1)The Fund commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	575,000	$12,166,332	200,000	$3,973,780
Shares redeemed	(75,000)	(1,487,332)	—	—
Variable fees	—	2,731	—	295
Net increase (decrease)	500,000	$10,681,731	200,000	$3,974,075

YieldMax MSFT Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	73

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$568,751	$52,588
Net realized gain (loss)	5,819,271	199,495
Change in net unrealized appreciation/depreciation	(5,168,956)	238,193
Net increase (decrease) in net assets resulting from operations	1,219,066	490,276

Distributions to Shareholders:
From Distributable earnings	(4,778,157)	(111,920)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	45,616,880	8,155,202
Total increase (decrease) in net assets	42,057,789	8,533,558

Net Assets:
Beginning of period	8,533,558	—
End of period	$50,591,347	$8,533,558

(1)The Fund commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	2,100,000	$46,723,907	475,000	$9,711,915
Shares redeemed	(50,000)	(1,116,595)	(75,000)	(1,558,467)
Variable fees	—	9,568	—	1,754
Net increase (decrease)	2,050,000	$45,616,880	400,000	$8,155,202

YieldMax XOM Option Income Strategy ETF

74	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$224,182	$36,457
Net realized gain (loss)	971,132	209,093
Change in net unrealized appreciation/depreciation	63,975	(772,185)
Net increase (decrease) in net assets resulting from operations	1,259,289	(526,635)

Distributions to Shareholders:
From Distributable earnings	(1,005,735)	(93,048)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	14,238,884	7,023,627
Total increase (decrease) in net assets	14,492,438	6,403,944

Net Assets:
Beginning of period	6,403,944	—
End of period	$20,896,382	$6,403,944

(1)The Fund commenced operations on August 30, 2023. The information presented is from August 30, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

	Shares	Value	Shares	Value
Shares sold	800,000	$14,236,037	350,000	$7,022,822
Shares redeemed	—	—	—	—
Variable fees	—	2,847	—	805
Net increase (decrease)	800,000	$14,238,884	350,000	$7,023,627

YieldMax JPM Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	75

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$152,646	$22,778
Net realized gain (loss)	609,838	(77,848)
Change in net unrealized appreciation/depreciation	(15,488)	(218,579)
Net increase (decrease) in net assets resulting from operations	746,996	(273,649)

Distributions to Shareholders:
From Distributable earnings	(841,013)	(22,548)
From Return of capital	—	(34,152)
Distributions to shareholders	(841,013)	(56,700)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	11,726,515	3,628,813
Total increase (decrease) in net assets	11,632,498	3,298,464

Net Assets:
Beginning of period	3,298,464	—
End of period	$14,930,962	$3,298,464

(1)The Fund commenced operations on September 11, 2023. The information presented is from September 11, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	675,000	$13,693,347	275,000	$5,472,180
Shares redeemed	(100,000)	(1,969,965)	(100,000)	(1,844,230)
Variable fees	—	3,133	—	863
Net increase (decrease)	575,000	$11,726,515	175,000	$3,628,813

YieldMax AMD Option Income Strategy ETF

76	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,324,720	$21,292
Net realized gain (loss)	(5,812,245)	202,338
Change in net unrealized appreciation/depreciation	2,775,438	(504,977)
Net increase (decrease) in net assets resulting from operations	(1,712,087)	(281,347)

Distributions to Shareholders:
From Distributable earnings	(20,747,105)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	127,716,538	5,932,631
Total increase (decrease) in net assets	105,257,346	5,651,284

Net Assets:
Beginning of period	5,651,284	—
End of period	$110,908,630	$5,651,284

(1)The Funds commenced operations on September 18, 2023. The information presented is from September 18, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	7,400,000	$156,009,707	300,000	$5,932,045
Shares redeemed	(1,350,000)	(28,330,037)	—	—
Variable fees	—	36,868	—	586
Net increase (decrease)	6,050,000	$127,716,538	300,000	$5,932,631

YieldMax PYPL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	77

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$162,816	$5,424
Net realized gain (loss)	612,330	(6,125)
Change in net unrealized appreciation/depreciation	1,943,504	(123,340)
Net increase (decrease) in net assets resulting from operations	2,718,650	(124,041)

Distributions to Shareholders:
From Distributable earnings	(1,483,958)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	15,034,135	1,476,739
Total increase (decrease) in net assets	16,268,827	1,352,698

Net Assets:
Beginning of period	1,352,698	—
End of period	$17,621,525	$1,352,698

(1)The Fund commenced operations on September 25, 2023. The information presented is from September 25, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	850,000	$15,978,485	175,000	$3,448,135
Shares redeemed	(50,000)	(947,735)	(100,000)	(1,971,880)
Variable fees	—	3,385	—	484
Net increase (decrease)	800,000	$15,034,135	75,000	$1,476,739

YieldMax SQ Option Income Strategy ETF

78	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$473,834	$6,339
Net realized gain (loss)	6,308,500	(495,633)
Change in net unrealized appreciation/depreciation	(3,130,518)	78,412
Net increase (decrease) in net assets resulting from operations	3,651,816	(410,882)

Distributions to Shareholders:
From Distributable earnings	(5,836,067)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	27,647,155	3,962,139
Total increase (decrease) in net assets	25,462,904	3,551,257

Net Assets:
Beginning of period	3,551,257	—
End of period	$29,014,161	$3,551,257

(1)The Fund commenced operations on October 10, 2023. The information presented is from October 10, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	1,950,000	$46,692,770	200,000	$3,961,947
Shares redeemed	(850,000)	(19,058,765)	—	—
Variable fees	—	13,150	—	192
Net increase (decrease)	1,100,000	$27,647,155	200,000	$3,962,139

YieldMax MRNA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	79

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$294,588	$(217)
Net realized gain (loss)	2,311,434	17,993
Change in net unrealized appreciation/depreciation	(224,822)	(66,472)
Net increase (decrease) in net assets resulting from operations	2,381,200	(48,696)

Distributions to Shareholders:
From Distributable earnings	(3,354,815)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	26,633,929	1,500,000
Total increase (decrease) in net assets	25,660,314	1,451,304

Net Assets:
Beginning of period	1,451,304	—
End of period	$27,111,618	$1,451,304

(1)The Fund commenced operations on October 23, 2023. The information presented is from October 23, 2023 to October 31, 2023.

(2)Summary of share transactions is as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	1,625,000	$34,504,125	75,000	$1,500,000
Shares redeemed	(400,000)	(7,878,672)	—	—
Variable fees	—	8,476	—	—
Net increase (decrease)	1,225,000	$26,633,929	75,000	$1,500,000

YieldMax AI Option Income Strategy ETF

80	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2024(1)(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$318,143
Net realized gain (loss)	(6,537,735)
Change in net unrealized appreciation/depreciation	164,085
Net increase (decrease) in net assets resulting from operations	(6,055,507)

Distributions to Shareholders:
From Distributable earnings	(4,092,450)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	40,310,184
Total increase (decrease) in net assets	30,162,227

Net Assets:
Beginning of period	—
End of period	$30,162,227

(1)The Fund commenced operations on November 27, 2023. The information presented is from November 27, 2023 to April 30, 2024.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024(1)

	Shares	Value
Shares sold	2,850,000	$46,884,005
Shares redeemed	(375,000)	(6,584,515)
Variable fees	—	10,694
Net increase (decrease)	2,475,000	$40,310,184

YieldMax Universe Fund of Option Income ETF

The accompanying notes are an integral part of these financial statements.	81

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2024(1)(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$6,609,413
Net realized gain (loss)	(222,865)
Change in net unrealized appreciation/depreciation	(5,291,677)
Net increase (decrease) in net assets resulting from operations	1,094,871

Distributions to Shareholders:
From Distributable earnings	(6,682,262)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	127,641,937
Total increase (decrease) in net assets	122,054,546

Net Assets:
Beginning of period	—
End of period	$122,054,546

(1)The Fund commenced operations on January 16, 2024. The information presented is from January 16, 2024 to April 30, 2024.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024(1)

	Shares	Value
Shares sold	6,450,000	$134,325,792
Shares redeemed	(325,000)	(6,683,855)
Variable fees	—	—
Net increase (decrease)	6,125,000	$127,641,937

YieldMax Magnificent 7 Fund of Option Income ETF

82	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2024(1)(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$2,371,070
Net realized gain (loss)	64,925
Change in net unrealized appreciation/depreciation	(1,665,397)
Net increase (decrease) in net assets resulting from operations	770,598

Distributions to Shareholders:
From Distributable earnings	(2,374,480)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	40,622,602
Total increase (decrease) in net assets	39,018,720

Net Assets:
Beginning of period	—
End of period	$39,018,720

(1)The Fund commenced operations on January 29, 2024. The information presented is from January 29, 2024 to April 30, 2024.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024(1)

	Shares	Value
Shares sold	2,100,000	$42,674,287
Shares redeemed	(100,000)	(2,051,685)
Variable fees	—	—
Net increase (decrease)	2,000,000	$40,622,602

YieldMax MSTR Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	83

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2024(1)(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$177,277
Net realized gain (loss)	(9,629,515)
Change in net unrealized appreciation/depreciation	(9,309,540)
Net increase (decrease) in net assets resulting from operations	(18,761,778)

Distributions to Shareholders:
From Distributable earnings	(6,399,330)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	124,831,314
Total increase (decrease) in net assets	99,670,206

Net Assets:
Beginning of period	—
End of period	$99,670,206

(1)The Fund commenced operations on February 21, 2024. The information presented is from February 21, 2024 to April 30, 2024.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024(1)

	Shares	Value
Shares sold	3,825,000	$132,867,687
Shares redeemed	(250,000)	(8,064,060)
Variable fees	—	27,687
Net increase (decrease)	3,575,000	$124,831,314

YieldMax Ultra Option Income Strategy ETF

84	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2024(1)(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$128,996
Net realized gain (loss)	(2,096,617)
Change in net unrealized appreciation/depreciation	(4,632,898)
Net increase (decrease) in net assets resulting from operations	(6,600,519)

Distributions to Shareholders:
From Distributable earnings	(6,840,230)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	77,840,970
Total increase (decrease) in net assets	64,400,221

Net Assets:
Beginning of period	—
End of period	$64,400,221

(1)The Fund commenced operations on February 28, 2024. The information presented is from February 28, 2024 to April 30, 2024.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024(1)

	Shares	Value
Shares sold	4,375,000	$77,825,905
Shares redeemed	—	—
Variable fees	—	15,065
Net increase (decrease)	4,375,000	$77,840,970

YieldMax Bitcoin Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	85

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2024(1)(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$3,817
Net realized gain (loss)	36,022
Change in net unrealized appreciation/depreciation	(304,129)
Net increase (decrease) in net assets resulting from operations	(264,290)

Distributions to Shareholders:
From Distributable earnings	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	5,484,464
Total increase (decrease) in net assets	5,220,174

Net Assets:
Beginning of period	—
End of period	$5,220,174

(1)The Fund commenced operations on April 22, 2024. The information presented is from April 22, 2024 to April 30, 2024.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024(1)

	Shares	Value
Shares sold	275,000	$5,483,867
Shares redeemed	—	—
Variable fees	—	597
Net increase (decrease)	275,000	$5,484,464

YieldMax Innovation Option Income Strategy ETF

86	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period	$12.04		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.28		0.58
Net realized and unrealized gain (loss)(3)	1.50		(2.62)
Total from investment operations	1.78		(2.04)

Less Distributions:
From net investment income	(2.27)		(4.27)
From return of capital	—		(1.66)
Total distributions	(2.27)		(5.93)

Capital Share Transactions:
Variable fees	0.00	(9)	0.01
Net asset value, end of period	$11.55		$12.04
Total return(4)(5)	14.40%		(13.76)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$69.0		$67.1
Ratio of expenses to average net assets(6)(7)	0.99%		1.19%
Ratio of net investment income (loss) to average net assets(6)	4.28%		4.24%
Portfolio turnover rate(4)(8)	0	%(10)	60%

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

(9)Does not round to 0.01.

(10)Does not round to 1%.

YieldMax TSLA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	87

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period(11)	$22.18		$40.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.41		1.20
Net realized and unrealized gain (loss)(3)	(0.99)		(3.18)
Total from investment operations	(0.58)		(1.98)

Less Distributions:
From net investment income	(5.79)		(1.35)
From return of capital	—		(14.52)
Total distributions	(5.79)		(15.87)

Capital Share Transactions:
Variable fees	0.00	(9)	0.03
Net asset value, end of period	$15.81		$22.18
Total return(4)(5)	(4.72)%		(7.26)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$713.4		$678.6
Ratio of expenses to average net assets(6)(7)	1.04%		1.01%
Ratio of net investment income (loss) to average net assets(6)	4.34%		4.50%
Portfolio turnover rate(4)(8)	0	%(10)	168%

(1)The Fund commenced operations on November 22, 2022. The information presented is from November 22, 2022 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

(9)Does not round to 0.01.

(10)Does not round to 1%.

(11)During the period ended April 30, 2024, the Fund effected the following reverse stock split: February 26, 2024, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse stock split. See note 8 in the Notes to Financial Statements.

YieldMax AAPL Option Income Strategy ETF

88	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period	$18.33		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.37		0.44
Net realized and unrealized gain (loss)(3)	0.09		0.06
Total from investment operations	0.46		0.50

Less Distributions:
From net investment income	(2.17)		(0.41)
From return of capital	—		(1.77)
Total distributions	(2.17)		(2.18)

Capital Share Transactions:
Variable fees	0.00	(9)	0.01
Net asset value, end of period	$16.62		$18.33
Total return(4)(5)	2.25%		1.88%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$56.1		$56.4
Ratio of expenses to average net assets(6)(7)	1.02%		1.06%
Ratio of net investment income (loss) to average net assets(6)	4.09%		4.16%
Portfolio turnover rate(4)(8)	0	%(10)	42%

(1)The Fund commenced operations on April 17, 2023. The information presented is from April 17, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

(9)Does not round to 0.01.

(10)Does not round to 1%.

YieldMax NVDA Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	89

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.34	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.53	0.45
Net realized and unrealized gain (loss)(3)	12.95	4.00
Total from investment operations	13.48	4.45

Less Distributions:
From net investment income	(8.31)	(3.55)
From return of capital	—	(0.57)
Total distributions	(8.31)	(4.12)

Capital Share Transactions:
Variable fees	0.01	0.01
Net asset value, end of period	$25.52	$20.34
Total return(4)(5)	71.74%	21.88%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$433.8	$158.7
Ratio of expenses to average net assets(6)	0.99%	1.02	%(7)
Ratio of net investment income (loss) to average net assets(6)	4.26%	4.24%
Portfolio turnover rate(4)(8)	9%	24%

(1)The Fund commenced operations on May 10, 2023. The information presented is from May 10, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

YieldMax AMZN Option Income Strategy ETF

90	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$20.45	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.43	0.23
Net realized and unrealized gain (loss)(3)	4.79	1.31
Total from investment operations	5.22	1.54

Less Distributions:
From net investment income	(3.40)	(1.10)
Total distributions	(3.40)	(1.10)

Capital Share Transactions:
Variable fees	0.00 (9)	0.01
Net asset value, end of period	$22.27	$20.45
Total return(4)(5)	27.20%	7.94%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$69.6	$33.7
Ratio of expenses to average net assets(6)(7)	1.12%	1.06%
Ratio of net investment income (loss) to average net assets(6)	3.92%	4.10%
Portfolio turnover rate(4)(8)	3%	2%

(1)The Fund commenced operations on July 24, 2023. The information presented is from July 24, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

(9)Does not round to 0.01.

YieldMax GOOGL Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	91

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period	$18.67		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.35		0.20
Net realized and unrealized gain (loss)(3)	0.75		(0.86)
Total from investment operations	1.10		(0.66)

Less Distributions:
From net investment income	(1.98)		(0.68)
Total distributions	(1.98)		(0.68)

Capital Share Transactions:
Variable fees	0.00	(7)	0.01
Net asset value, end of period	$17.79		$18.67
Total return(4)(5)	6.59%		(3.50)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$32.9		$16.3
Ratio of expenses to average net assets(6)	1.15	%(8)	0.99%
Ratio of net investment income (loss) to average net assets(6)	3.96%		3.68%
Portfolio turnover rate(4)(9)	0	%(10)	13%

(1)The Fund commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)Does not round to 0.01.

(8)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six months ended April 30, 2024.

(9)Excludes the impact of in-kind transactions.

(10)Does not round to 1%.

YieldMax META Option Income Strategy ETF

92	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period	$19.70		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.46		0.21
Net realized and unrealized gain (loss)(3)	4.47		0.21
Total from investment operations	4.93		0.42

Less Distributions:
From net investment income	(5.59)		(0.73)
Total distributions	(5.59)		(0.73)

Capital Share Transactions:
Variable fees	0.01		0.01
Net asset value, end of period	$19.05		$19.70
Total return(4)(5)	24.51%		2.17%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$61.9		$12.3
Ratio of expenses to average net assets(6)	1.00	%(7)	0.99%
Ratio of net investment income (loss) to average net assets(6)	4.20%		3.99%
Portfolio turnover rate(4)(8)	10%		17%

(1)The Fund commenced operations on July 27, 2023. The information presented is from July 27, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six months ended April 30, 2024.

(8)Excludes the impact of in-kind transactions.

YieldMax NFLX Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	93

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$17.84	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.38	0.19
Net realized and unrealized gain (loss)(3)	3.31	(1.43)
Total from investment operations	3.69	(1.24)

Less Distributions:
From net investment income	(4.83)	(0.93)
Total distributions	(4.83)	(0.93)

Capital Share Transactions:
Variable fees	0.01	0.01
Net asset value, end of period	$16.71	$17.84
Total return(4)(5)	22.22%	(5.99)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$40.5	$16.1
Ratio of expenses to average net assets(6)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(6)	4.15%	4.72%
Portfolio turnover rate(4)(8)	3%	0	%(7)

(1)The Fund commenced operations on August 7, 2023. The information presented is from August 7, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)Does not round to 1%.

(8)Excludes the impact of in-kind transactions.

YieldMax COIN Option Income Strategy ETF

94	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$19.70	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.49	0.18
Net realized and unrealized gain (loss)(3)	14.14	0.72
Total from investment operations	14.63	0.90

Less Distributions:
From net investment income	(11.76)	(1.21)
Total distributions	(11.76)	(1.21)

Capital Share Transactions:
Variable fees	0.01	0.01
Net asset value, end of period	$22.58	$19.70
Total return(4)(5)	85.13%	4.69%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$396.3	$65.0
Ratio of expenses to average net assets(6)(7)	1.18%	1.09%
Ratio of net investment income (loss) to average net assets(6)	4.09%	4.28%
Portfolio turnover rate(4)(8)	14%	9%

(1)The Fund commenced operations on August 14, 2023. The information presented is from August 14, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

YieldMax DIS Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	95

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$19.98	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.41	0.14
Net realized and unrealized gain (loss)(3)	3.30	0.10
Total from investment operations	3.71	0.24

Less Distributions:
From net investment income	(3.47)	(0.26)
Total distributions	(3.47)	(0.26)

Capital Share Transactions:
Variable fees	0.01	0.00 (9)
Net asset value, end of period	$20.23	$19.98
Total return(4)(5)	20.70%	1.22%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$14.2	$4.0
Ratio of expenses to average net assets(6)(7)	1.15%	1.15%
Ratio of net investment income (loss) to average net assets(6)	3.86%	3.69%
Portfolio turnover rate(4)(8)	4%	2%

(1)The Fund commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

(9)Does not round to 0.01.

YieldMax MSFT Option Income Strategy ETF

96	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$21.33	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.45	0.15
Net realized and unrealized gain (loss)(3)	2.70	1.45
Total from investment operations	3.15	1.60

Less Distributions:
From net investment income	(3.84)	(0.28)
Total distributions	(3.84)	(0.28)

Capital Share Transactions:
Variable fees	0.01	0.01
Net asset value, end of period	$20.65	$21.33
Total return(4)(5)	15.14%	8.13%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$50.6	$8.5
Ratio of expenses to average net assets(6)(7)	1.01%	1.04%
Ratio of net investment income (loss) to average net assets(6)	4.08%	4.01%
Portfolio turnover rate(4)(8)	0%	9%

(1)The Fund commenced operations on August 24, 2023. The information presented is from August 24, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

YieldMax XOM Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	97

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$18.30	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.34	0.14
Net realized and unrealized gain (loss)(3)	1.20	(1.55)
Total from investment operations	1.54	(1.41)

Less Distributions:
From net investment income	(1.67)	(0.29)
Total distributions	(1.67)	(0.29)

Capital Share Transactions:
Variable fees	0.00 (9)	0.00
Net asset value, end of period	$18.17	$18.30
Total return(4)(5)	9.19%	(7.08)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$20.9	$6.4
Ratio of expenses to average net assets(6)(7)	1.16%	1.12%
Ratio of net investment income (loss) to average net assets(6)	3.87%	4.28%
Portfolio turnover rate(4)(10)	7%	0	%(8)

(1)The Fund commenced operations on August 30, 2023. The information presented is from August 30, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Does not round to 1%.

(9)Does not round to 0.01.

(10)Excludes the impact of in-kind transactions.

YieldMax JPM Option Income Strategy ETF

98	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net asset value, beginning of period	$18.85	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.41	0.11
Net realized and unrealized gain (loss)(3)	2.99	(1.01)
Total from investment operations	3.40	(0.90)

Less Distributions:
From net investment income	(2.35)	(0.10)
From return of capital	—	(0.15)
Total distributions	(2.35)	(0.25)

Capital Share Transactions:
Variable fees	0.01	0.00 (7)
Net asset value, end of period	$19.91	$18.85
Total return(4)(5)	18.56%	(4.58)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$14.9	$3.3
Ratio of expenses to average net assets(6)(8)	1.10%	1.05%
Ratio of net investment income (loss) to average net assets(6)	4.02%	4.04%
Portfolio turnover rate(4)(9)	24%	42%

(1)The Fund commenced operations on September 11, 2023. The information presented is from September 11, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)Does not round to 0.01.

(8)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(9)Excludes the impact of in-kind transactions.

YieldMax AMD Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	99

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period	$18.84		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.45		0.10
Net realized and unrealized gain (loss)(3)	5.30		(1.26)
Total from investment operations	5.75		(1.16)

Less Distributions:
From net investment income	(7.13)		—
Total distributions	(7.13)		—

Capital Share Transactions:
Variable fees	0.01		0.00	(8)
Net asset value, end of period	$17.47		$18.84
Total return(4)(5)	29.92%		(5.80)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$110.9		$5.7
Ratio of expenses to average net assets(6)	1.10	%(7)	0.99%
Ratio of net investment income (loss) to average net assets(6)	4.39%		4.39%
Portfolio turnover rate(4)(10)	23%		0	%(9)

(1)The Fund commenced operations on September 18, 2023. The information presented is from September 18, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six months ended April 30, 2024.

(8)Does not round to 0.01%.

(9)Does not round to 1%.

(10)Excludes the impact of in-kind transactions.

YieldMax PYPL Option Income Strategy ETF

100	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period	$18.04		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.36		0.06
Net realized and unrealized gain (loss)(3)	5.28		(2.03)
Total from investment operations	5.64		(1.97)

Less Distributions:
From net investment income	(3.55)		—
Total distributions	(3.55)		—

Capital Share Transactions:
Variable fees	0.01		0.01
Net asset value, end of period	$20.14		$18.04
Total return(4)(5)	34.87%		(9.82)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$17.6		$1.4
Ratio of expenses to average net assets(6)(7)	1.30%		1.16%
Ratio of net investment income (loss) to average net assets(6)	3.84%		3.32%
Portfolio turnover rate(4)(8)	0	%(9)	111%

(1)The Fund commenced operations on September 25, 2023. The information presented is from September 25, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Excludes the impact of in-kind transactions.

(9)Does not round to 1%.

YieldMax SQ Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	101

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period	$17.76		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.41		0.04
Net realized and unrealized gain (loss)(3)	10.02		(2.28)
Total from investment operations	10.43		(2.24)

Less Distributions:
From net investment income	(5.88)		—
Total distributions	(5.88)		—

Capital Share Transactions:
Variable fees	0.01		0.00	(8)
Net asset value, end of period	$22.32		$17.76
Total return(4)(5)	62.01%		(11.17)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$29.0		$3.6
Ratio of expenses to average net assets(6)(7)	1.34%		1.99%
Ratio of net investment income (loss) to average net assets(6)	3.67%		3.51%
Portfolio turnover rate(4)(10)	0	%(8)	0	%(9)

(1)The Fund commenced operations on October 10, 2023. The information presented is from October 10, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six-months ended April 30, 2024 and 0.99% for the period ended October 31, 2023.

(8)Does not round to 0.01.

(9)Does not round to 1%.

(10)Excludes the impact of in-kind transactions.

YieldMax MRNA Option Income Strategy ETF

102	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended April 30, 2024 (Unaudited)		Period Ended October 31, 2023(1)

Net asset value, beginning of period	$19.35		$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.42		—
Net realized and unrealized gain (loss)(3)	6.67		(0.65)
Total from investment operations	7.09		(0.65)

Less Distributions:
From net investment income	(5.58)		—
Total distributions	(5.58)		—

Capital Share Transactions:
Variable fees	0.00	(9)	0.00	(8)
Net asset value, end of period	$20.86		$19.35
Total return(4)(5)	39.62%		(3.25)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$27.1		$1.5
Ratio of expenses to average net assets(6)	1.02	%(7)	0.99%
Ratio of net investment income (loss) to average net assets(6)	4.20%		-0.78%
Portfolio turnover rate(4)(10)	0	%(10)	0	%(9)

(1)The Fund commenced operations on October 23, 2023. The information presented is from October 23, 2023 to October 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees. The expense ratio excluding broker fees is 0.99% for the six months ended April 30, 2024.

(8)Does not round to 0.01.

(9)Does not round to 1%.

(10)Excludes the impact of in-kind transactions.

YieldMax AI Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	103

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended April 30, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.28
Net realized and unrealized gain (loss)(3)	(4.55)
Total from investment operations	(4.27)

Less Distributions:
From net investment income	(3.54)
Total distributions	(3.54)

Capital Share Transactions:
Variable fees	0.00	(8)
Net asset value, end of period	$12.19
Total return(4)(5)	(24.55)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$30.2
Ratio of expenses to average net assets(6)(7)	1.30%
Ratio of net investment income (loss) to average net assets(6)	4.31%
Portfolio turnover rate(4)(10)	0	%(9)

(1)The Fund commenced operations on November 27, 2023. The information presented is from November 27, 2023 to April 30, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expenses to average net assets includes broker fees and tax expense. The expense ratio excluding broker fees and tax expense is 0.99% for the period ended April 30, 2024.

(8)Does not round to 0.01.

(9)Does not round to 1%.

(10)Excludes the impact of in-kind transactions.

YieldMax Universe Fund of Option Income ETF

104	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended April 30, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	2.23
Net realized and unrealized gain (loss)(3)	(0.57)
Total from investment operations	1.66

Less Distributions:
From net investment income	(1.73)
Total distributions	(1.73)

Net asset value, end of period	$19.93
Total return(4)(5)	8.32%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$122.1
Ratio of expenses to average net assets(6)	0.29%
Ratio of net investment income (loss) to average net assets(6)	37.24%
Portfolio turnover rate(4)(7)	15%

(1)The Fund commenced operations on January 16, 2024. The information presented is from January 16, 2024 to April 30, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)Excludes the impact of in-kind transactions.

YieldMax Magnificent 7 Fund of Option Income ETF

The accompanying notes are an integral part of these financial statements.	105

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended April 30, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	1.96
Net realized and unrealized gain (loss)(3)	(0.80)
Total from investment operations	1.16

Less Distributions:
From net investment income	(1.65)
Total distributions	(1.65)

Net asset value, end of period	$19.51
Total return(4)(5)	5.89%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$39.0
Ratio of expenses to average net assets(6)	0.29%
Ratio of net investment income (loss) to average net assets(6)	38.67%
Portfolio turnover rate(4)(7)	9%

(1)The Fund commenced operations on January 29, 2024. The information presented is from January 29, 2024 to April 30, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)Excludes the impact of in-kind transactions.

YieldMax MSTR Option Income Strategy ETF

106	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended April 30, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.13
Net realized and unrealized gain (loss)(3)	11.88
Total from investment operations	12.01

Less Distributions:
From net investment income	(4.13)
Total distributions	(4.13)

Capital Share Transactions:
Variable fees	0.00	(7)
Net asset value, end of period	$27.88
Total return(4)(5)	54.76%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$99.7
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	2.06%
Portfolio turnover rate(4)(9)	0	%(8)

(1)The Fund commenced operations on February 21, 2024. The information presented is from February 21, 2024 to April 30, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)Does not round to 0.01.

(8)Does not round to 1%.

(9)Excludes the impact of in-kind transactions.

YieldMax Ultra Option Income Strategy ETF

The accompanying notes are an integral part of these financial statements.	107

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended April 30, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.06
Net realized and unrealized gain (loss)(3)	(2.86)
Total from investment operations	(2.80)

Less Distributions:
From net investment income	(2.48)
Total distributions	(2.48)

Capital Share Transactions:
Variable fees	0.00 (8)
Net asset value, end of period	$14.72
Total return(4)(5)	(14.62)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$64.4
Ratio of expenses to average net assets(6)(7)
Before management fees waived	1.24%
After management fees waived	1.14%
Ratio of net investment income (loss) to average net assets(6)
Before management fees waived	2.03%
After management fees waived	2.13%
Portfolio turnover rate(4)(9)	148%

(1)The Fund commenced operations on February 28, 2024. The information presented is from February 28, 2024 to April 30, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)The ratio of expense to average net assets includes broker fees.

(8)Does not round to 0.01.

(9)Excludes the impact of in-kind transactions.

YieldMax Bitcoin Option Income Strategy ETF

108	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended April 30, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.03
Net realized and unrealized gain (loss)(3)	(1.05)
Total from investment operations	(1.02)

Capital Share Transactions:
Variable fees	0.00	(7)
Net asset value, end of period	$18.98
Total return(4)(5)	(5.18)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$5.2
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	6.34%
Portfolio turnover rate(4)(9)	0	%(8)

(1)The Fund commenced operations on April 22, 2024. The information presented is from April 22, 2024 to April 30, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates.

(6)Annualized.

(7)Does not round to 0.01.

(8)Does not round to 1%.

(9)Excludes the impact of in-kind transactions.

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NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited)

Note 1 – Organizational

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ZEGA Financial, LLC (the “Sub-Adviser”) serves as sub-adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax Innovation Option Income Strategy ETF (the “OARK ETF”)	November 22, 2022
YieldMax TSLA Option Income Strategy ETF (the “TSLY ETF”)	November 22, 2022
YieldMax AAPL Option Income Strategy ETF (the “APLY ETF”)	April 17, 2023
YieldMax NVDA Option Income Strategy ETF (the “NVDY ETF”)	May 10, 2023
YieldMax AMZN Option Income Strategy ETF (the “AMZY ETF”)	July 24, 2023
YieldMax GOOGL Option Income Strategy ETF (the “GOOY ETF”)	July 27, 2023
YieldMax META Option Income Strategy ETF (the “FBY ETF”)	July 27, 2023
YieldMax NFLX Option Income Strategy ETF (the “NFLY ETF”)	August 7, 2023
YieldMax COIN Option Income Strategy ETF (the “CONY ETF”)	August 14, 2023
YieldMax DIS Option Income Strategy ETF (the “DISO ETF”)	August 24, 2023
YieldMax MSFT Option Income Strategy ETF (the “MSFO ETF”)	August 24, 2023
YieldMax XOM Option Income Strategy ETF (the “XOMO ETF”)	August 30, 2023
YieldMax JPM Option Income Strategy ETF (the “JPMO ETF”)	September 11, 2023
YieldMax AMD Option Income Strategy ETF (the “AMDY ETF”)	September 18, 2023
YieldMax PYPL Option Income Strategy ETF (the “PYPY ETF”)	September 25, 2023
YieldMax SQ Option Income Strategy ETF (the “SQY ETF”)	October 10, 2023
YieldMax MRNA Option Income Strategy ETF (the “MRNY ETF”)	October 23, 2023
YieldMax AI Option Income Strategy ETF (the “AIYY ETF”)	November 27, 2023
YieldMax Universe Fund of Option Income ETF (the “YMAX ETF”)	January 16, 2024
YieldMax Magnificent 7 Fund of Option Income ETF (the “YMAG ETF”)	January 29, 2024
YieldMax MSTR Option Income Strategy ETF (the “MSTY ETF”)	February 21, 2024
YieldMax Ultra Option Income Strategy ETF (the “ULTY ETF”)	February 28, 2024
YieldMax Bitcoin Option Income Strategy ETF (the “YBIT ETF”)	April 22, 2024

The investment objective of each Fund is to seek current income.

The secondary objective of each Fund, except the YMAX ETF and the YMAG ETF, is to seek exposure to the share price of their underlying common stock, subject to a limit on potential investment gains.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For

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securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2024:

OARK ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$40,579,668	$—	$40,579,668
Options Purchased	—	149,578	—	149,578
Money Market Funds	662,493	—	—	662,493
U.S. Treasury Bills	—	36,222,450	—	36,222,450
Total Assets	$662,493	$76,951,696	$—	$77,614,189

Liabilities:
Options Written	$—	$10,664,898	$—	$10,664,898
Total Liabilities	$—	$10,664,898	$—	$10,664,898

TSLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$366,077,736	$—	$366,077,736
Options Purchased	—	44,322,550	—	44,322,550
Money Market Funds	8,086,199	—	—	8,086,199
U.S. Treasury Bills	—	334,378,968	—	334,378,968
Total Assets	$8,086,199	$744,779,254	$—	$752,865,453

Liabilities:
Options Written	$—	$42,211,604	$—	$42,211,604
Total Liabilities	$—	$42,211,604	$—	$42,211,604

APLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$28,118,365	$—	$28,118,365
Options Purchased	—	1,700,738	—	1,700,738
Money Market Funds	50,698	—	—	50,698
U.S. Treasury Bills	—	27,036,663	—	27,036,663
Total Assets	$50,698	$56,855,766	$—	$56,906,464

Liabilities:
Options Written	$—	$1,967,659	$—	$1,967,659
Total Liabilities	$—	$1,967,659	$—	$1,967,659

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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NVDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$247,192,169	$—	$247,192,169
Options Purchased	—	9,486,950	—	9,486,950
Money Market Funds	198,496	—	—	198,496
U.S. Treasury Bills	—	212,119,751	—	212,119,751
Total Assets	$198,496	$468,798,870	$—	$468,997,366

Liabilities:
Options Written	$—	$36,743,570	$—	$36,743,570
Total Liabilities	$—	$36,743,570	$—	$36,743,570

AMZY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$36,947,945	$—	$36,947,945
Options Purchased	—	2,135,250	—	2,135,250
Money Market Funds	1,303,754	—	—	1,303,754
U.S. Treasury Bills	—	34,873,002	—	34,873,002
Total Assets	$1,303,754	$73,956,197	$—	$75,259,951

Liabilities:
Options Written	$—	$6,662,621	$—	$6,662,621
Total Liabilities	$—	$6,662,621	$—	$6,662,621

GOOY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$16,744,850	$—	$16,744,850
Options Purchased	—	363,120	—	363,120
Money Market Funds	3,854,400	—	—	3,854,400
U.S. Treasury Bills	—	13,385,175	—	13,385,175
Total Assets	$3,854,400	$30,493,145	$—	$34,347,545

Liabilities:
Options Written	$—	$2,125,781	$—	$2,125,781
Total Liabilities	$—	$2,125,781	$—	$2,125,781

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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FBY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$34,405,090	$—	$34,405,090
Options Purchased	—	47,012	—	47,012
Money Market Funds	7,867,050	—	—	7,867,050
U.S. Treasury Bills	—	31,194,315	—	31,194,315
Total Assets	$7,867,050	$65,646,417	$—	$73,513,467

Liabilities:
Options Written	$—	$13,695,514	$—	$13,695,514
Total Liabilities	$—	$13,695,514	$—	$13,695,514

NFLY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$23,929,406	$—	$23,929,406
Options Purchased	—	30,917	—	30,917
Money Market Funds	526,167	—	—	526,167
U.S. Treasury Bills	—	21,857,485	—	21,857,485
Total Assets	$526,167	$45,817,808	$—	$46,343,975

Liabilities:
Options Written	$—	$6,286,168	$—	$6,286,168
Total Liabilities	$—	$6,286,168	$—	$6,286,168

CONY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$264,668,036	$—	$264,668,036
Options Purchased	—	8,974,813	—	8,974,813
Money Market Funds	28,055,698	—	—	28,055,698
U.S. Treasury Bills	—	210,239,666	—	210,239,666
Total Assets	$28,055,698	$483,882,515	$—	$511,938,213

Liabilities:
Options Written	$—	$119,370,301	$—	$119,370,301
Total Liabilities	$—	$119,370,301	$—	$119,370,301

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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DISO ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$9,083,204	$—	$9,083,204
Options Purchased	—	149,940	—	149,940
Money Market Funds	98,909	—	—	98,909
U.S. Treasury Bills	—	5,884,707	—	5,884,707
Total Assets	$98,909	$15,117,851	$—	$15,216,760

Liabilities:
Options Written	$—	$1,266,063	$—	$1,266,063
Total Liabilities	$—	$1,266,063	$—	$1,266,063

MSFO ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$28,481,185	$—	$28,481,185
Options Purchased	—	86,450	—	86,450
Money Market Funds	2,222,601	—	—	2,222,601
U.S. Treasury Bills	—	23,795,205	—	23,795,205
Total Assets	$2,222,601	$52,362,840	$—	$54,585,441

Liabilities:
Options Written	$—	$4,676,020	$—	$4,676,020
Total Liabilities	$—	$4,676,020	$—	$4,676,020

XOMO ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$11,868,003	$—	$11,868,003
Options Purchased	—	218,240	—	218,240
Money Market Funds	1,027,065	—	—	1,027,065
U.S. Treasury Bills	—	8,308,348	—	8,308,348
Total Assets	$1,027,065	$20,394,591	$—	$21,421,656

Liabilities:
Options Written	$—	$(737,844)	$—	$(737,844)
Total Liabilities	$—	$(737,844)	$—	$(737,844)

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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JPMO ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$9,554,470	$—	$9,554,470
Options Purchased	—	51,538	—	51,538
Money Market Funds	149,747	—	—	149,747
U.S. Treasury Bills	—	5,751,551	—	5,751,551
Total Assets	$149,747	$15,357,559	$—	$15,507,306

Liabilities:
Options Written	$—	$674,578	$—	$674,578
Total Liabilities	$—	$674,578	$—	$674,578

AMDY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$58,657,416	$—	$58,657,416
Options Purchased	—	5,526,050	—	5,526,050
Money Market Funds	2,502,351	—	—	2,502,351
U.S. Treasury Bills	—	51,779,860	—	51,779,860
Total Assets	$2,502,351	$115,963,326	$—	$118,465,677

Liabilities:
Options Written	$—	$8,284,541	$—	$8,284,541
Total Liabilities	$—	$8,284,541	$—	$8,284,541

PYPY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$9,081,298	$—	$9,081,298
Options Purchased	—	1,015,613	—	1,015,613
Money Market Funds	588,200	—	—	588,200
U.S. Treasury Bills	—	7,046,346	—	7,046,346
Total Assets	$588,200	$17,143,257	$—	$17,731,457

Liabilities:
Options Written	$—	$279,948	$—	$279,948
Total Liabilities	$—	$279,948	$—	$279,948

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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SQY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$16,202,396	$—	$16,202,396
Options Purchased	—	1,070,925	—	1,070,925
Money Market Funds	659,655	—	—	659,655
U.S. Treasury Bills	—	14,742,573	—	14,742,573
Total Assets	$659,655	$32,015,894	$—	$32,675,549

Liabilities:
Options Written	$—	$4,297,814	$—	$4,297,814
Total Liabilities	$—	$4,297,814	$—	$4,297,814

MRNY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$15,327,127	$—	$15,327,127
Options Purchased	—	1,593,400	—	1,593,400
Money Market Funds	569,148	—	—	569,148
U.S. Treasury Bills	—	12,179,813	—	12,179,813
Total Assets	$569,148	$29,100,340	$—	$29,669,488

Liabilities:
Options Written	$—	$2,852,409	$—	$2,852,409
Total Liabilities	$—	$2,852,409	$—	$2,852,409

AIYY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$15,802,310	$—	$15,802,310
Options Purchased	—	1,135,755	—	1,135,755
Money Market Funds	974,628	—	—	974,628
U.S. Treasury Bills	—	13,082,096	—	13,082,096
Total Assets	$974,628	$30,020,161	$—	$30,994,789

Liabilities:
Options Written	$—	$875,096	$—	$875,096
Total Liabilities	$—	$875,096	$—	$875,096

YMAX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$121,964,640	$—	$—	$121,964,640
Money Market Funds	100,672	—	—	100,672
Total Assets	$122,065,312	$—	$—	$122,065,312

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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YMAG ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$38,986,699	$—	$—	$38,986,699
Money Market Funds	37,822	—	—	37,822
Total Assets	$39,024,521	$—	$—	$39,024,521

MSTR ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$8,784,749	$—	$8,784,749
Options Purchased	—	6,463,088	—	6,463,088
Money Market Funds	4,180,307	—	—	4,180,307
U.S. Treasury Bills	—	8,549,818	—	8,549,818
Total Assets	$4,180,307	$23,797,655	$—	$27,977,962

Liabilities:
Options Written	$—	$13,842,592	$—	$13,842,592
Total Liabilities	$—	$13,842,592	$—	$13,842,592

ULTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Options Purchased	$—	$7,174,071	$—	$7,174,071
U.S. Treasury Obligations	—	4,131,359	—	4,131,359
Money Market Funds	17,808,795	—	—	17,808,795
U.S. Treasury Bills	—	4,136,784	—	4,136,784
Total Assets	$17,808,795	$15,948,674	$—	$33,251,009

Liabilities:
Options Written	$—	$8,810,476	$—	$8,810,476
Total Liabilities	$—	$8,810,476	$—	$8,810,476

YBIT ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$3,583,888	$—	$3,583,888
Options Purchased	—	51,336	—	51,336
Money Market Funds	592,621	—	—	592,621
U.S. Treasury Bills	—	825,767	—	825,767
Total Assets	$592,621	$4,460,991	$—	$5,053,612

Liabilities:
Options Written	$—	$794,982	$—	$794,982
Total Liabilities	$—	$794,982	$—	$794,982

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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B.Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, each Fund may buy call options on underlying reference instruments that they intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by each Fund may expire without any value to the Funds, in which case such Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. Each Fund may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

By virtue of the Funds’ investments in option contracts equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended April 30, 2024, the Funds’ monthly average notional value are described below:

	Average Notional Amount
Fund:	Options Purchased	Options Written
OARK ETF	$70,356,811	$(115,960,573)
TSLY ETF	503,838,534	(1,007,667,068)
APLY ETF	45,090,236	(80,382,218)
NVDY ETF	250,655,971	(449,875,988)
AMZY ETF	44,806,361	(82,709,969)
GOOY ETF	24,042,619	(41,871,646)
FBY ETF	35,221,580	(65,841,199)
NFLY ETF	28,533,699	(52,253,466)
CONY ETF	292,334,220	(528,065,433)
DISO ETF	8,782,945	(15,777,511)

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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	Average Notional Amount
Fund:	Options Purchased	Options Written
MSFO ETF	$31,755,037	$(58,261,065)
XOMO ETF	12,941,686	(23,125,337)
JPMO ETF	8,744,010	(16,409,845)
AMDY ETF	70,793,444	(115,753,997)
PYPY ETF	9,706,158	(17,858,458)
SQY ETF	28,188,752	(50,913,324)
MRNY ETF	15,786,480	(30,753,773)
AIYY ETF	16,184,240	(30,824,226)
MSTR ETF	43,127,195	(86,254,390)
ULTY ETF	20,661,256	(51,685,024)
YBIT ETF	4,532,970	(9,065,940)

Statements of Assets & Liabilities

Fair Value of derivative instruments as of April 30, 2024:

	Asset Derivatives as of 04/30/24		Liability Derivatives as of 04/30/24
Fund:	Derivative Instrument	Balance Sheet	Derivative Instrument	Balance Sheet
		Investments in securities, at value		Options Written
OARK ETF	Options Purchased	$149,578	Options Written	$10,664,898
TSLY ETF	Options Purchased	44,322,550	Options Written	42,211,604
APLY ETF	Options Purchased	1,700,738	Options Written	1,967,659
NVDY ETF	Options Purchased	9,486,950	Options Written	36,743,570
AMZY ETF	Options Purchased	2,135,250	Options Written	6,662,621
GOOY ETF	Options Purchased	363,120	Options Written	2,125,781
FBY ETF	Options Purchased	47,012	Options Written	13,695,514
NFLY ETF	Options Purchased	30,917	Options Written	6,286,168
CONY ETF	Options Purchased	8,974,813	Options Written	119,370,301
DISO ETF	Options Purchased	149,940	Options Written	1,266,063
MSFO ETF	Options Purchased	86,450	Options Written	4,676,020
XOMO ETF	Options Purchased	218,240	Options Written	737,844
JPMO ETF	Options Purchased	51,538	Options Written	674,578
AMDY ETF	Options Purchased	5,526,050	Options Written	8,284,541
PYPY ETF	Options Purchased	1,015,613	Options Written	279,948
SQY ETF	Options Purchased	1,070,925	Options Written	4,297,814
MRNY ETF	Options Purchased	1,593,400	Options Written	2,852,409
AIYY ETF	Options Purchased	1,135,755	Options Written	875,096
MSTR ETF	Options Purchased	6,463,088	Options Written	13,842,592
ULTY ETF	Options Purchased	7,174,071	Options Written	8,810,476
YBIT ETF	Options Purchased	51,336	Options Written	794,982

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2024:

	Realized as of 04/30/24		Change in Unrealized as of 04/30/24
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
		Realized Gain (Loss) on Investments		Change in Unrealized Appreciation (Depreciation) on Investments
OARK ETF	Options Purchased	$2,633,646	Options Purchased	$7,907,370
TSLY ETF	Options Purchased	15,140,297	Options Purchased	(13,725,815)
APLY ETF	Options Purchased	(528,613)	Options Purchased	738,885
NVDY ETF	Options Purchased	86,922,319	Options Purchased	(17,831,405)
AMZY ETF	Options Purchased	5,635,998	Options Purchased	37,443
GOOY ETF	Options Purchased	4,171,616	Options Purchased	642,528
FBY ETF	Options Purchased	7,317,591	Options Purchased	(3,556,002)
NFLY ETF	Options Purchased	4,120,956	Options Purchased	(2,338,235)
CONY ETF	Options Purchased	141,576,370	Options Purchased	(37,890,317)
DISO ETF	Options Purchased	1,648,408	Options Purchased	(521,587)
MSFO ETF	Options Purchased	2,132,694	Options Purchased	(2,319,317)
XOMO ETF	Options Purchased	1,004,516	Options Purchased	(179,605)
JPMO ETF	Options Purchased	930,293	Options Purchased	(178,921)
AMDY ETF	Options Purchased	5,385,422	Options Purchased	1,171,217
PYPY ETF	Options Purchased	(332,926)	Options Purchased	361,754
SQY ETF	Options Purchased	4,879,871	Options Purchased	(2,004,956)
MRNY ETF	Options Purchased	(1,543,001)	Options Purchased	(447,483)
AIYY ETF	Options Purchased	427,455	Options Purchased	(697,291)
MSTR ETF	Options Purchased	(3,611,297)	Options Purchased	(9,675,675)
ULTY ETF	Options Purchased	(4,232,085)	Options Purchased	(3,685,340)
YBIT ETF	Options Purchased	—	Options Purchased	(177,517)

	Realized as of 04/30/24		Change in Unrealized as of 04/30/24
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
		Realized Gain (Loss) on Options Written		Change in Unrealized Appreciation (Depreciation) on Options Written
OARK ETF	Options Written	$(885,573)	Options Written	$5,009,389
TSLY ETF	Options Written	(72,051,777)	Options Written	(1,339,467)
APLY ETF	Options Written	364,902	Options Written	(56,257)
NVDY ETF	Options Written	9,237,881	Options Written	11,806,848
AMZY ETF	Options Written	7,118,810	Options Written	(3,073,635)
GOOY ETF	Options Written	(2,295,320)	Options Written	(852,348)

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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	Realized as of 04/30/24		Change in Unrealized as of 04/30/24
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:
		Realized Gain (Loss) on Options Written		Change in Unrealized Appreciation (Depreciation) on Options Written
FBY ETF	Options Written	3,750,976	Options Written	(7,799,629)
NFLY ETF	Options Written	5,115,180	Options Written	(4,096,657)
CONY ETF	Options Written	45,865,588	Options Written	(48,394,782)
DISO ETF	Options Written	70,158	Options Written	(640,297)
MSFO ETF	Options Written	3,687,282	Options Written	(2,802,064)
XOMO ETF	Options Written	(30,371)	Options Written	255,276
JPMO ETF	Options Written	(315,591)	Options Written	174,481
AMDY ETF	Options Written	(11,137,883)	Options Written	1,692,652
PYPY ETF	Options Written	947,236	Options Written	1,581,749
SQY ETF	Options Written	1,472,529	Options Written	(1,088,330)
MRNY ETF	Options Written	3,859,336	Options Written	255,625
AIYY ETF	Options Written	(6,935,807)	Options Written	882,547
MSTR ETF	Options Written	(6,015,315)	Options Written	377,988
ULTY ETF	Options Written	1,582,866	Options Written	(941,792)
YBIT ETF	Options Written	36,022	Options Written	(122,869)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C.Federal Income Taxes. Each of the Funds has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the period ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on debt securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

E.Distributions to Shareholders. The Funds intend to pay out dividends and interest income, if any, monthly, and distribute any net realized capital gains to its shareholders at least annually. Distributions are recorded on the ex-dividend date. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be re-characterized as a return of capital to shareholders.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K.Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

M.Other Regulatory Matters. In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee information in Investment Company Advertisements. The rule and form amendments will, among other things, require the funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023.There is an 18-month transition period after the effective date of the amendment.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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NOTE 3 – Principal Investment Risks

ARK Innovation ETF (“ARKK”), Tesla, Inc. (TSLA), Apple Inc. (APLY), Nvidia Corporation (NVDA), Amazon.com (AMZN), Alphabet.com (GOOGL), Meta Platforms, Inc. (META), Netflix, Inc. (NFLX), Coinbase Global, Inc.(CONY), The Walt Disney Company (“DIS”), Microsoft Corporation (“MSFT”), Exxon Mobile Corporation (“SQ”), JPMorgan Chase & Co. . (“JPM”), Advanced Micro Devices, Inc. (“XOM”), PayPal Holdings, Inc. (“PYPL”), Block, Inc. (“SQ”), Moderna, Inc. (“MRNA”), Ai, Inc. (“AI”), Microstrategy Inc. (“MSTR”), and ProShares Bitcoin Strategy ETF (“BITO”), together (the “Companies”).

The Funds, excluding ULTY ETF, YMAG ETF and YMAX ETF, invest in options contracts that are based on the value of each underlying stock: OARK ETF (AARK), TSLY ETF (TSLA), APLY ETF (AAPL), NVDY ETF (NVDA), AMZY ETF (AMZN), GOOY ETF (GOOGL), FBY ETF (META), NFLY ETF (NFLX), CONY ETF (COIN), DISO ETF (DIS), MSO ETF (MSFT), XOMO ETF (XOM), JPMO ETF (JPM), AMDY ETF (AMD), PYPY ETF (PYPL), SQY ETF (SQ), MRNY ETF (MRNY), AIYY ETF (AI), MSTY ETF (MSTR), and YBIT ETF (BITO). This subjects the Funds to certain of the same risks as if it owned shares of each underlying stock, even though it does not. By virtue of the Funds’ investments in options contracts that are based on the value of each underlying stock, the Fund may also be subject to the following risks:

ARKK Risk. The OARK ETF invests in options contracts that are based on the value of an ETF, specifically ARKK. This subjects the OARK ETF to certain of the same risks as if it owned shares of ARKK, as well as the types of instruments in which ARKK invests, even though it does not. The value of ARKK will fluctuate over time based on fluctuations in the values of the securities held by ARKK, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. Brokerage, tax and other expenses may negatively impact the performance of ARKK and, in turn, the value of the OARK ETF’s shares. Since ARKK is an ETF, it is also subject to the same structural risks as the OARK ETF, which is an ETF.

Counterparty Risk. The Funds are subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on each Fund’s behalf. If a clearing member defaults the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement its investment strategy.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of their underlying instrument and the derivative, which may prevent the Funds from achieving their investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, each Fund’s investments in derivatives are subject to the following risks:

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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•Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of each Fund’s underlying instrument. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as the Funds intend to continuously maintain indirect exposure to each Funds’ underlying instrument through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Funds may experience losses.

Indirect Investment in TSLA, AAPL, NVDA, AMZN, GOOGL, META, NFLX, COIN, DIS, MSFT, XOM, JPM, AMD, PYPL, SQ, MRNA, AI, MSTR, and BITO Risk. The Companies are not affiliated with the Trust, the Funds, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of the Companies but will be exposed to the performance of the underlying stocks. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stocks but will be subject to declines in the performance of the underlying stocks. The ULTY ETF provides direct and/or indirect exposure to the share price (i.e., the price returns) of select U.S. listed securities.

Underlying YieldMax™ ETF Risks (YMAG and YMAX ETF Only). The YMAG ETF and YMAX ETF will invest their assets in Underlying YieldMax™ ETFs, so each Fund’s investment performance is likely to be directly related to the performance of the Underlying YieldMax™ ETFs. Each Fund’s NAV will change with changes in the value of the Underlying YieldMaxTM ETFs. An investment in the Funds entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying YieldMaxTM ETFs. Each Underlying YieldMaxTM ETF is subject to the principal risks outlined for the Funds (including ETF Risks), along with the following additional risks:

•Underlying Security Risk. Each Underlying YieldMax™ ETF invests in options contracts that are based on the value of its Underlying Security. This subjects each Underlying YieldMax™ ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each Underlying YieldMax™ ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

•Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Underlying YieldMax™ ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or Underlying YieldMax™ ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Underlying YieldMax™ ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

•Counterparty Risk. Each Underlying YieldMax™ ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Underlying YieldMax™ ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risk, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds, excluding ULTY ETF, YMAG ETF and YMAX ETF, at the annualized rate of 0.99%. The ULTY ETF pays at an annualized rate of 1.14%, and the YMAG ETF and YMAX ETF pays at an annualized rate of 0.29%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).The Management Fees incurred are paid monthly to the Adviser. Management fees for the period ended April 30, 2024 are disclosed in the Statements of Operations.

The Sub-Adviser serves as sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses and, to the extent applicable, pay the Adviser a minimum fee. For assuming the payment obligation, the Adviser has agreed to pay to the Sub- Adviser the profits, if any, generated by each Fund’s Management Fee. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of each Fund’s related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months/period ended April 30, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
OARK ETF	$—	$—
TSLY ETF	—	—
APLY ETF	—	—
NVDY ETF	—	—
AMZY ETF	—	—
GOOY ETF	—	—
FBY ETF	—	—
NFLY ETF	—	—
CONY ETF	—	—
DISO ETF	—	—
MSFO ETF	—	—
XOMO ETF	—	—
JPMO ETF	—	—
AMDY ETF	—	—
PYPY ETF	—	—
SQY ETF	—	—
MRNY ETF	—	—
AIYY ETF	—	—
YMAX ETF	13,933,559	10,819,699
YMAG ETF	3,122,691	2,070,779
MSTR ETF	—	—
ULTY ETF	37,080,400	37,508,655
YBIT ETF	—	—

For the six-months/period ended April 30, 2024, the purchases or sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
OARK ETF	$—	$9,725,779
TSLY ETF	15,175,710	—
APLY ETF	—	5,285,882
NVDY ETF	6,841,435	12,848,023
AMZY ETF	2,331,460	549,923
GOOY ETF	774,920	6,742
FBY ETF	580,641	707,897
NFLY ETF	179,711	3,811,466
CONY ETF	21,991,237	6,053,726
DISO ETF	46,840	782,816
MSFO ETF	—	—
XOMO ETF	236,109	500,178
JPMO ETF	298,784	561,720
AMDY ETF	6,152,858	1,533,996
PYPY ETF	710,831	—
SQY ETF	393,835	—
MRNY ETF	95,596	—
AIYY ETF	—	—
YMAX ETF	—	—
YMAG ETF	—	—
MSTR ETF	—	—
ULTY ETF	—	—
YBIT ETF	—	—

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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For the six-months/period ended April 30, 2024, the cost of purchases and proceeds from in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
OARK ETF	$—	$—
TSLY ETF	—	—
APLY ETF	—	—
NVDY ETF	—	—
AMZY ETF	—	—
GOOY ETF	—	—
FBY ETF	—	—
NFLY ETF	—	—
CONY ETF	—	—
DISO ETF	—	—
MSFO ETF	—	—
XOMO ETF	—	—
JPMO ETF	—	—
AMDY ETF	—	—
PYPY ETF	—	—
SQY ETF	—	—
MRNY ETF	—	—
AIYY ETF	—	—
YMAX ETF	130,990,625	6,625,301
YMAG ETF	41,586,004	2,050,745
MSTR ETF	—	—
ULTY ETF	—	—
YBIT ETF	—	—

NOTE 6 – INCOME TAXES AND Distributions TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

The tax character of distributions paid during the six-months/period ended April 30, 2024 (estimated) and the period ended October 31, 2023 for the following Funds were as follows:

	Distributions paid from:	Distributions paid from:
	Ordinary Income April 30, 2024	Ordinary Income October 31, 2023	Return of Capital October 31, 2023
OARK ETF	$12,148,300	$6,825,543	$2,654,837
TSLY ETF	223,635,130	8,692,542	93,438,948
APLY ETF	6,259,027	672,828	2,881,085
NVDY ETF	79,574,202	11,495,186	1,828,277
AMZY ETF	7,691,927	1,306,818	—
GOOY ETF	2,444,407	544,960	—
FBY ETF	8,569,587	403,095	—
NFLY ETF	6,707,107	439,752	—
CONY ETF	125,373,477	2,870,900	—
DISO ETF	1,174,372	52,860	—
MSFO ETF	4,778,157	111,920	—
XOMO ETF	1,005,735	93,048	—
JPMO ETF	841,013	22,548	34,152
AMDY ETF	20,747,105	—	—
PYPY ETF	1,483,958	—	—
SQY ETF	5,836,067	—	—
MRNY ETF	3,354,815	—	—

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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The tax character of distribution paid for the Funds that commenced operations during the period ended April 30, 2024 (estimated) were as follows:

Ordinary Income April 30, 2024
AIYY ETF	4,092,450
YMAX ETF	6,682,262
YMAG ETF	2,374,480
MSTR ETF	6,399,330
ULTY ETF	6,840,230
YBIT ETF	—

As of October 31, 2023, components of the distributable (accumulated) earnings (losses) on a tax basis were as follows:

	OARK ETF	TSLY ETF	APLY ETF	NVDY ETF	AMZY ETF	GOOY ETF
Cost of investments(1)	$84,708,993	$653,850,853	$58,205,830	$155,572,936	$34,196,739	$17,607,741
Gross tax unrealized appreciation	271,269	17,547,380	—	939,483	591,064	55
Gross tax unrealized depreciation	(19,048,274)	(1,464,357)	(2,672,852)	(16,753,974)	(1,871,779)	(1,638,050)
Net tax unrealized appreciation (depreciation)	(18,777,005)	16,083,023	(2,672,852)	(15,814,491)	(1,280,715)	(1,637,995)
Undistributed ordinary income (loss)	—	—	—	—	1,150,923	354,344
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	1,150,923	354,344
Other accumulated gain (loss)	(271,269)	(164,151,364)	(2,840,561)	(939,483)	(252,425)	(55)
Total distributable (accumulated) earnings (losses)	$(19,048,274)	$(148,068,341)	$(5,513,413)	$(16,753,974)	$(382,217)	$(1,283,706)

	FBY ETF	NFLY ETF	CONY ETF	DISO ETF	MSFO ETF	XOMO ETF
Cost of investments(1)	$12,214,786	$15,441,995	$62,167,896	$3,942,439	$9,165,966	$7,021,418
Gross tax unrealized appreciation	331,238	816,025	2,718,885	38,639	251,054	19,800
Gross tax unrealized depreciation	(579,568)	(665,642)	(2,079,403)	(106,695)	(14,195)	(791,985)
Net tax unrealized appreciation (depreciation)	(248,330)	150,383	639,482	(68,056)	236,859	(772,185)
Undistributed ordinary income (loss)	507,085	544,027	800,034	129,066	226,538	172,302
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	507,085	544,027	800,034	129,066	226,538	172,302
Other accumulated gain (loss)	(331,238)	(544,571)	(743,287)	(38,639)	(85,041)	(19,800)
Total distributable (accumulated) earnings (losses)	$(72,483)	$149,839	$696,229	$22,371	$378,356	$(619,683)

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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	JPMO ETF	AMDY ETF	PYPY ETF	SQY ETF	MRNY ETF
Cost of investments(1)	$3,481,761	$5,377,965	$1,288,081	$3,929,394	$129,393
Gross tax unrealized appreciation	6,171	385	6,572	82,357	3,000
Gross tax unrealized depreciation	(225,068)	(505,362)	(130,513)	(3,945)	(69,472)
Net tax unrealized appreciation (depreciation)	(218,897)	(504,977)	(123,941)	78,412	(66,472)
Undistributed ordinary income (loss)	—	224,015	6,472	6,063	17,776
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	224,015	6,472	6,063	17,776
Other accumulated gain (loss)	(77,300)	(385)	(6,572)	(495,357)	—
Total distributable (accumulated) earnings (losses)	$(296,197)	$(281,347)	$(124,041)	$(410,882)	$(48,696)

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and a change in each Fund’s neutral options strategy.

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended October 31, 2023, the Funds have not elected to defer late year losses. As of the most recent fiscal period ended October 31, 2023, the following Funds had long-term and short-term capital loss carryovers, which do not expire:

	Long-Term Capital Loss Carryovers	Short-Term Capital Loss Carryovers
OARK ETF	$—	$—
TSLY ETF	—	146,603,984
APLY ETF	—	2,840,561
NVDY ETF	—	—
AMZY ETF	—	—
GOOY ETF	—	—
FBY ETF	—	—
NFLY ETF	—	—
CONY ETF	—	—
DISO ETF	—	—
MSFO ETF	—	—
XOMO ETF	—	—
JPMO ETF	—	71,129
AMDY ETF	—	—
PYPY ETF	—	—
SQY ETF	—	413,000
MRNY ETF	—	—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – REVERSE STOCK SPLIT

During the period ended April 30, 2024, the shares of the TSLY ETF were adjusted to reflect one reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund while maintaining the Fund's and each shareholder's aggregate NAV. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on February 26, 2024:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
TSLY ETF	2/26/2024	1 for 2	$9.01	$18.02	89,725,000	44,862,500

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

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EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 1, 2023 to April 30, 2024 for the OARK ETF, TSLY ETF, APLY ETF, NVDY ETF, AMZY ETF, GOOY ETF, FBY ETF, NFLY ETF, CONY ETF, DISO ETF, MSFO ETF, XOMO ETF, JPMO ETF, AMDY ETF, PYPY ETF, SQY ETF, and MRNY ETF, and from the commencement of operations for the rest of the Funds (see below) to April 30, 2024. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 1, 2023 to April 30, 2024.

Commencement of Operations:
AIYY ETF	11/27/2023
YMAX ETF	1/16/2024
YMAG ETF	1/29/2024
MSTY ETF	2/21/2024
ULTY ETF	2/28/2024
YBIT ETF	4/22/2024

Actual Expenses

The first line of the following tables provides information about actual account values based on actual returns and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

OARK ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(1)
Actual	$1,000.00	$1,144.00	$5.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97

(1)Expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

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TSLY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(2)
Actual	$1,000.00	$952.80	$5.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.22

(2)Expenses are equal to the Fund’s annualized net expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

APLY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(3)
Actual	$1,000.00	$1,022.50	$5.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.12

(3)Expenses are equal to the Fund’s annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

NVDY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(4)
Actual	$1,000.00	$1,717.40	$6.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97

(4)Expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

AMZY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(5)
Actual	$1,000.00	$1,272.00	$6.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.29	$5.62

(5)Expenses are equal to the Fund’s annualized net expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited) (Continued)

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GOOY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(6)
Actual	$1,000.00	$1,065.90	$5.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.77

(6)Expenses are equal to the Fund’s annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

FBY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(7)
Actual	$1,000.00	$1,245.10	$5.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$5.02

(7)Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

NFLY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(8)
Actual	$1,000.00	$1,222.20	$5.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97

(8)Expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

CONY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(9)
Actual	$1,000.00	$1,851.30	$8.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$5.92

(9)Expenses are equal to the Fund’s annualized net expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited) (Continued)

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DISO ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(10)
Actual	$1,000.00	$1,207.00	$6.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.77

(10)Expenses are equal to the Fund’s annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

MSFO ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(11)
Actual	$1,000.00	$1,151.40	$5.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.07

(11)Expenses are equal to the Fund’s annualized net expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

XOMO ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(12)
Actual	$1,000.00	$1,091.90	$6.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.10	$5.82

(12)Expenses are equal to the Fund’s annualized net expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

JPMO ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(13)
Actual	$1,000.00	$1,185.60	$5.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.39	$5.52

(13)Expenses are equal to the Fund’s annualized net expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited) (Continued)

135

YieldMax ETFs

AMDY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(14)
Actual	$1,000.00	$1,299.20	$6.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.39	$5.52

(14)Expenses are equal to the Fund’s annualized net expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

PYPY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(15)
Actual	$1,000.00	$1,348.70	$7.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.52

(15)Expenses are equal to the Fund’s annualized net expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

SQY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(16)
Actual	$1,000.00	$1,620.10	$8.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.72

(16)Expenses are equal to the Fund’s annualized net expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

MRNY ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(17)
Actual	$1,000.00	$1,396.20	$6.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.12

(17)Expenses are equal to the Fund’s annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited) (Continued)

136

YieldMax ETFs

AIYY ETF

	Beginning Account Value November 27, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 27, 2023 – April 30, 2024(18)
Actual	$1,000.00	$754.50	$4.83
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(19)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.52

(18)Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 155/366 (to reflect the period from November 27, 2023 to April 30, 2024, the commencement of operations date to the end of the period).

(19)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

YMAX ETF

	Beginning Account Value January 16, 2024	Ending Account Value April 30, 2024	Expenses Paid During the Period January 16, 2024 – April 30, 2024(20)
Actual	$1,000.00	$1,083.20	$0.87
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(21)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.42	$1.46

(20)Expenses are equal to the Fund’s annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 105/366 (to reflect the period from January 16, 2024 to April 30, 2024, the commencement of operations date to the end of the period).

(21)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

YMAG ETF

	Beginning Account Value January 29, 2024	Ending Account Value April 30, 2024	Expenses Paid During the Period January 29, 2024 – April 30, 2024(22)
Actual	$1,000.00	$1,058.90	$0.75
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(23)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.42	$1.46

(22)Expenses are equal to the Fund’s annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 92/366 (to reflect the period from January 29, 2024 to April 30, 2024, the commencement of operations date to the end of the period).

(23)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.29%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited) (Continued)

137

YieldMax ETFs

MSTY ETF

	Beginning Account Value February 21, 2024	Ending Account Value April 30, 2024	Expenses Paid During the Period February 21, 2024 – April 30, 2024(24)
Actual	$1,000.00	$1,547.60	$2.38
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(25)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97

(24)Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 69/366 (to reflect the period from February 21, 2024 to April 30, 2024, the commencement of operations date to the end of the period).

(25)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

ULTY ETF

	Beginning Account Value February 28, 2024	Ending Account Value April 30, 2024	Expenses Paid During the Period February 28, 2024 – April 30, 2024(26)
Actual	$1,000.00	$853.80	$1.95
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(27)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.22

(26)Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period from February 28, 2024 to April 30, 2024, the commencement of operations date to the end of the period).

(27)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

YBIT ETF

	Beginning Account Value April 22, 2024	Ending Account Value April 30, 2024	Expenses Paid During the Period April 22, 2024 – April 30, 2024(28)
Actual	$1,000.00	$948.20	$0.21
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(29)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97

(28)Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 8/366 (to reflect the period from April 22, 2024 to April 30, 2024, the commencement of operations date to the end of the period).

(29)The hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Period Ended April 30, 2024 (Unaudited) (Continued)

138

YieldMax ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

YieldMax™ AI Option Income Strategy ETF (meeting held September 15, 2023)

YieldMax™ Magnificent 7 Fund of Option Income ETF (meeting held December 19, 2023)

YieldMax™ Universe Fund of Option Income ETF (meeting held December 19, 2023)

YieldMax™ MSTR Option Income Strategy ETF (meeting held January 16, 2024

YieldMax™ Ultra Option Income Strategy ETF (meeting held January 22, 2024)

YieldMax™ Bitcoin Option Income Strategy ETF (meeting held March 15, 2024)
(the “YieldMax ETFs”, each a “Fund” and collectively the “Funds”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on the above referenced dates, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (f/k/a Toroso Investments, LLC) (the “Adviser”) and the Trust, on behalf of each Fund; and

•an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and ZEGA with respect to the YieldMax ETFs (the Sub-Advisory Agreements together with the Advisory Agreements, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on December 19, 2023. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub- Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

139

YieldMax ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub- Adviser provides as investment sub-adviser to the Funds. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that each fund has one or more sponsors that have agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed sub-advisory fee for each Fund was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub- Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub- advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Advisory Agreement and Sub-Advisory Agreement for an initial term of two years.

140

YieldMax ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its following series (the “Funds”):

YieldMax AI Option Income Strategy ETF

YieldMax Universe Fund of Option Income ETF

YieldMax Magnificent 7 Fund of Option Income ETF

YieldMax MSTR Option Income Strategy ETF

YieldMax Ultra Option Income Strategy ETF

YieldMax Bitcoin Option Income Strategy ETF

The Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC, each Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Funds; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Funds because the Funds qualify as primarily highly liquid funds (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Funds during the review period. The Report confirmed that each Fund’s investment strategies remained appropriate for an open-end fund and that the Funds were able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Funds. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

All of the Funds commenced operations after June 30, 2023 and were not a part of the Report but have adopted the Program upon commencement of operations.

141

YieldMax ETFs

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 864-3968 or by accessing the Fund’s website at www.yieldmaxetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (866) 864-3968 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.yieldmaxetfs.com. The Funds file its complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (866) 864-3968. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.yieldmaxetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 864-3968. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.yieldmaxetfs.com.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
ZEGA Financial, LLC
3801 PGA Blvd
Palm Beach Gardens, FL 33410

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
YieldMax Innovation Option Income Strategy ETF	OARK	88634T600
YieldMax TSLA Option Income Strategy ETF	TSLY	88634T709
YieldMax AAPL Option Income Strategy ETF	APLY	88634T857
YieldMax NVDA Option Income Strategy ETF	NVDY	88634T774
YieldMax AMZN Option Income Strategy ETF	AMZY	88634T840
YieldMax GOOGL Option Income Strategy ETF	GOOY	88634T790
YieldMax META Option Income Strategy ETF	FBY	88634T816
YieldMax NFLX Option Income Strategy ETF	NFLY	88634T782
YieldMax COIN Option Income Strategy ETF	CONY	88634T824
YieldMax DIS Option Income Strategy ETF	DISO	88634T444
YieldMax MSFT Option Income Strategy ETF	MSFO	88634T428
YieldMax XOM Option Income Strategy ETF	XOMO	88634T410
YieldMax JPM Option Income Strategy ETF	JPMO	88634T436
YieldMax AMD Option Income Strategy ETF	AMDY	88634T477
YieldMax PYPL Option Income Strategy ETF	PYPY	88634T451
YieldMax SQ Option Income Strategy ETF	SQY	88634T766
YieldMax MRNA Option Income Strategy ETF	MRNY	88634T469
YieldMax AI Option Income Strategy ETF	AIYY	88636J790
YieldMax Universe Fund of Option Income ETF	YMAX	88636J659
YieldMax Magnificent 7 Fund of Option Income ETF	YMAG	88636J642
YieldMax MSTR Option Income Strategy ETF	MSTY	88634T493
YieldMax Ultra Option Income Strategy ETF	ULTY	88636J527
YieldMax Bitcoin Option Income Strategy ETF	YBIT	88636J428

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 20, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 20, 2024

* Print the name and title of each signing officer under his or her signature.